UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07655

Driehaus Mutual Funds

(Exact name of registrant as specified in charter)

25 East Erie Street

Chicago, IL 60611

(Address of principal executive offices) (Zip code)

Mary H. Weiss

Driehaus Capital Management LLC

25 East Erie Street

Chicago, IL 60611

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-587-3800

Date of fiscal year end: December 31

Date of reporting period: September 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

Driehaus International Discovery Fund

Schedule of Investments

September 30, 2011 (unaudited)

	Number of Shares	Market Value (Note A)
EQUITY SECURITIES — 98.7%
EUROPE — 46.6%
Germany — 9.7%
Aareal Bank AG**	116,690	$1,804,102
Adidas AG	32,570	1,982,074
Bayerische Motoren Werke AG	34,050	2,249,379
Deutz AG**	381,159	2,110,328
Dialog Semiconductor PLC**	143,542	2,430,060
GEA Group AG	133,438	3,114,798
Hugo Boss AG — Pref.	26,078	2,082,493
Infineon Technologies AG	307,819	2,271,265
Krones AG	38,540	1,997,651

		20,042,150

United Kingdom — 6.6%
Aggreko PLC	116,068	2,920,756
Antofagasta PLC	147,947	2,112,488
ARM Holdings PLC	215,122	1,839,653
Burberry Group PLC	119,430	2,168,772
Lloyds Banking Group PLC**	3,776,225	2,027,292
Petrofac, Ltd.	132,760	2,455,719

		13,524,680

France — 6.4%
Alcatel-Lucent**	931,751	2,701,605
Remy Cointreau SA	33,805	2,330,472
Safran SA	91,543	2,800,379
Technip SA	25,183	2,017,582
Zodiac Aerospace	42,587	3,267,297

		13,117,335

Russia — 5.0%
Mechel — SP ADR	82,066	836,253
NovaTek — SP GDR	28,530	3,275,486
Sberbank RF	1,505,207	3,256,428
Uralkali — SP GDR	83,424	2,847,279

		10,215,446

Switzerland — 4.9%
ABB, Ltd.**	133,737	2,287,689
Dufry AG**	15,764	1,378,139
Syngenta AG**	11,882	3,087,752
Temenos Group AG**	76,409	1,031,906
Xstrata PLC	182,405	2,303,363

		10,088,849

Ireland — 3.1%
Elan Corp. PLC — SP ADR**	119,598	1,259,367
Kenmare Resources PLC**	2,510,320	1,320,859
Shire PLC	122,614	3,823,681

		6,403,907

Denmark — 2.8%
Novo Nordisk AS — B	27,202	2,712,970
Novozymes AS — B	22,024	3,131,337

		5,844,307

Italy — 2.3%
Davide Campari-Milano SpA	344,450	2,513,273
Salvatore Ferragamo Italia SpA**	157,150	2,099,095

		4,612,368

Sweden — 1.9%
Lundin Petroleum AB**	170,100	2,875,699

	Number of Shares	Market Value (Note A)
Tele2 AB — B	58,240	$1,054,873

		3,930,572

Portugal — 1.2%
Jeronimo Martins SGPS SA	158,510	2,475,350
Netherlands — 1.0%
ASML Holding NV	33,180	1,147,310
NXP Semiconductor NV**	68,421	966,105

		2,113,415

Finland — 0.9%
Nokian Renkaat OYJ	63,410	1,898,359
Norway — 0.8%
DnB NOR ASA	158,791	1,582,538

Total EUROPE		95,849,276

FAR EAST — 37.0%
China — 13.0%
Anhui Conch Cement Co., Ltd. — H	804,604	2,185,442
Baidu, Inc. — SP ADR**	18,331	1,959,767
Belle International Holdings, Ltd.	1,879,225	3,239,771
Brilliance China Automotive Holdings, Ltd.**	1,828,847	1,417,965
China Shenhua Energy Co., Ltd. — H	530,608	2,080,542
COSCO Pacific, Ltd.	1,132,980	1,253,363
Emperor Watch & Jewellery, Ltd.	17,042,301	2,028,809
Hengan International Group Co., Ltd.	419,169	3,347,689
Sa Sa International Holdings, Ltd.	3,557,251	2,109,422
Sands China, Ltd.**	999,353	2,338,163
Sany Heavy Equipment International Holdings Co., Ltd.	2,618,667	2,069,827
Want Want China Holdings, Ltd.	3,089,315	2,797,861

		26,828,621

Japan — 12.5%
Capcom Co., Ltd.	119,310	2,973,845
Chiyoda Corp.	203,260	1,981,621
Dena Co., Ltd.	45,382	1,901,119
Exedy Corp.	50,633	1,917,298
FANUC Corp.	17,543	2,416,476
Komatsu, Ltd.	94,894	2,045,921
M3, Inc.	288	1,433,805
Makino Milling Machine Co., Ltd.	223,627	1,313,527
Makita Corp.	56,681	2,017,432
Nabtesco Corp.	96,837	1,830,278
Sanrio Co., Ltd.	90,845	4,256,509
Sumitomo Realty & Development Co., Ltd.	89,810	1,726,422

		25,814,253

Australia — 3.6%
Boart Longyear, Ltd.	473,501	1,170,406
Coca-Cola Amatil, Ltd.	295,304	3,382,949
Iluka Resources, Ltd.	236,200	2,764,634

		7,317,989

South Korea — 3.1%
Celltrion, Inc.	28,950	1,062,209
Kia Motors Corp.	37,410	2,230,839

Driehaus International Discovery Fund

Schedule of Investments

September 30, 2011 (unaudited)

	Number of Shares	Market Value (Note A)
Seegene, Inc.**	46,010	$3,001,522

		6,294,570

India — 1.9%
Larsen & Toubro, Ltd. — GDR	69,847	1,898,653
ICICI Bank, Ltd. — SP ADR	60,350	2,095,352

		3,994,005

Indonesia — 1.8%
PT Bank Mandiri Tbk	3,642,302	2,575,075
PT Gudang Garam Tbk	187,360	1,107,973

		3,683,048

Taiwan — 1.1%
E Ink Holdings, Inc.	704,600	1,460,597
TPK Holding Co., Ltd.**	45,750	847,213

		2,307,810

Total FAR EAST		76,240,296

SOUTH AMERICA — 7.2%
Brazil — 5.5%
Cia. Hering SA	124,400	2,074,160
Gerdau SA — SP ADR	147,278	1,050,092
Itau Unibanco Holding SA — PREF ADR	92,754	1,439,542
OGX Petroleo e Gas Participacoes SA**	367,300	2,264,064
PDG Realty SA Empreendimentos e Participacoes	491,430	1,583,867
Vale SA — SP ADR	130,228	2,969,198

		11,380,923

Colombia — 1.2%
Petrominerales, Ltd.	127,831	2,512,948
Argentina — 0.5%
MercadoLibre, Inc.	18,696	1,004,910

Total SOUTH AMERICA		14,898,781

NORTH AMERICA — 5.5%
Canada — 2.8%
B2Gold Corp.**	286,310	1,065,568
Imax Corp.**	67,527	977,791
New Gold, Inc.**	201,789	2,083,555
SEMAFO, Inc.**	190,705	1,574,194

		5,701,108

United States — 1.5%
SXC Health Solutions Corp.**	55,164	3,072,635
Bermuda — 1.2%
Golar LNG, Ltd.	77,136	2,451,382

Total NORTH AMERICA		11,225,125

MIDDLE EAST — 1.4%
Israel — 1.4%
Check Point Software Technologies, Ltd.**	31,304	1,651,599
Sodastream International, Ltd.**	39,002	1,289,016

		2,940,615

Total MIDDLE EAST		2,940,615

AFRICA — 1.0%
South Africa — 1.0%
Mr. Price Group, Ltd.	241,230	1,999,209

	Number of Shares	Market Value (Note A)
Total AFRICA		$1,999,209

Total EQUITY SECURITIES (Cost $218,159,565)		203,153,302

TOTAL INVESTMENTS (COST $218,159,565)	98.7%	$203,153,302
Other Assets In Excess Of Liabilities	1.3%	2,729,072

Net Assets	100.0%	$205,882,374

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:	$227,067,530

Gross Appreciation	$19,759,801
Gross Depreciation	(43,674,029)

Net Depreciation	$(23,914,228)

**	Non-income producing security

GDR	—	Global Depository Receipt
PREF ADR	—	Preferred American Depository Receipt
SP ADR	—	Sponsored American Depository Receipt
SP GDR	—	Sponsored Global Depository Receipt

See accompanying Notes to the Schedule of Investments.

Driehaus Emerging Markets Growth Fund

Schedule of Investments

September 30, 2011 (unaudited)

	Number of Shares	Market Value (Note A)
EQUITY SECURITIES — 91.1%
FAR EAST — 49.3%
China — 13.2%
Anhui Conch Cement Co., Ltd. — H	3,420,000	$9,289,304
Baidu, Inc. — SP ADR**	15,594	1,667,155
China Mengniu Dairy Co., Ltd.	4,027,283	12,322,255
China Mobile, Ltd.	1,147,500	11,217,157
China Shenhua Energy Co., Ltd. — H	5,964,000	23,385,161
China Unicom (Hong Kong), Ltd.	4,510,000	9,169,348
Dah Chong Hong Holdings, Ltd.	1,683,210	1,727,654
Emperor Watch & Jewellery, Ltd.	47,857,567	5,697,228
PetroChina Co., Ltd. — H	7,942,302	9,620,483
Sands China, Ltd.**	1,282,800	3,001,338
Want Want China Holdings, Ltd.	10,709,243	9,698,905

		96,795,988

South Korea — 11.5%
Hyundai Glovis Co., Ltd.	54,673	8,072,797
Hyundai Heavy Industries Co., Ltd.	34,256	7,953,169
KT&G Corp.	128,636	8,005,543
S-Oil Corp.	54,718	4,721,411
Samsung C&T Corp.	225,347	13,116,957
Samsung Electronics Co., Ltd.	41,042	28,657,841
Samsung Engineering Co., Ltd.	21,714	4,192,256
Seegene, Inc.**	137,667	8,980,886

		83,700,860

Taiwan — 9.6%
Catcher Technology Co., Ltd.	912,000	5,221,573
E Ink Holdings, Inc.	4,319,000	8,953,052
Genius Electronic Optical Co., Ltd.	707,000	5,220,267
HTC Corp.	339,000	7,443,384
Kinsus Interconnect Technology Corp.	2,144,000	6,926,643
MediaTek, Inc.	508,000	5,523,815
Oriental Union Chemical Corp.	6,697,000	8,112,182
Taiwan Mobile Co., Ltd.	6,257,000	15,007,766
Taiwan Semiconductor Manufacturing Co. Ltd. — SP ADR	699,819	7,998,931

		70,407,613

India — 8.0%
Housing Development Finance Corp.	974,495	12,686,444
ICICI Bank, Ltd.	264,407	4,664,028
Infosys, Ltd. — SP ADR	148,310	7,574,192
Jubilant Foodworks, Ltd.**	515,115	8,299,296
Lupin, Ltd.	1,410,897	13,600,527
Mahindra & Mahindra, Ltd.	710,415	11,604,573

		58,429,060

Indonesia — 3.0%
PT Bank Mandiri Tbk	10,771,780	7,615,553

	Number of Shares	Market Value (Note A)
PT Bank Negara Indonesia Persero Tbk	16,016,500	$6,691,877
PT Gudang Garam Tbk	1,318,839	7,799,093

		22,106,523

Thailand — 2.8%
CP All Public Co., Ltd. — NVDR	5,485,756	8,420,849
LPN Development Public Co., Ltd. — NVDR	11,832,818	4,188,214
Siam Commercial Bank Public Co., Ltd. — NVDR	2,215,400	7,493,458

		20,102,521

Philippines — 1.2%
Aboitiz Power Corp.	6,012,588	3,887,932
Bank of Philippine Islands	4,047,456	5,131,033

		9,018,965

Total FAR EAST		360,561,530

SOUTH AMERICA — 20.5%
Brazil — 15.9%
Banco Bradesco SA — ADR	475,126	7,027,114
Banco Bradesco SA — Pref.	978,242	14,333,502
BR Malls Participacoes SA	752,840	7,543,415
CETIP SA	1,408,579	16,563,586
Cia. de Bebidas das Americas — Pref.	425,800	12,799,477
Cielo SA	577,215	12,709,321
Gerdau SA — SP ADR	1,301,678	9,280,964
Odontoprev SA	530,601	7,777,351
OGX Petroleo e Gas Participacoes SA**	1,391,784	8,579,059
Souza Cruz SA	547,343	5,452,325
Tractebel Energia SA	327,395	4,520,236
Vale SA — SP ADR	424,709	9,683,365

		116,269,715

Chile — 3.1%
Aguas Andinas SA — A	16,244,350	8,596,548
Empresa Nacional de Telecomunicaciones SA	424,521	8,120,348
Sociedad Quimica y Minera de Chile SA — SP ADR	121,820	5,824,214

		22,541,110

Peru — 1.0%
Cia. de Minas Buenaventura SA — ADR	185,606	7,004,770
Colombia — 0.5%
Ecopetrol SA — SP ADR	98,676	3,975,656

Total SOUTH AMERICA		149,791,251

EUROPE — 7.2%
Russia — 3.8%
NovaTek — SP GDR	112,855	12,956,711
Sberbank RF	6,858,143	14,837,195

		27,793,906

Turkey — 1.1%
Turkiye Garanti Bankasi AS	2,135,402	8,263,583
Portugal — 1.0%
Jeronimo Martins SGPS SA	444,842	6,946,814
Luxembourg — 0.7%
Millicom International Cellular SA, SDR	53,698	5,351,099

Driehaus Emerging Markets Growth Fund

Schedule of Investments

September 30, 2011 (unaudited)

	Number of Shares	Market Value (Note A)
Germany — 0.6%
Dialog Semiconductor PLC**	243,430	$4,121,089

Total EUROPE		52,476,491

AFRICA — 7.1%
South Africa — 7.1%
Life Healthcare Group Holdings, Ltd.	4,818,997	11,509,401
Mr. Price Group, Ltd.	1,121,131	9,291,443
Sasol, Ltd.	199,899	8,198,178
Shoprite Holdings, Ltd.	788,538	11,041,809
Vodacom Group, Ltd.	1,068,757	11,912,456

		51,953,287

Total AFRICA		51,953,287

NORTH AMERICA — 5.4%
Mexico — 3.0%
Fomento Economico Mexicano SAB de CV — SP ADR	179,325	11,623,847
Fresnillo PLC	144,840	3,540,928
Mexichem SAB de CV	2,273,825	6,836,993

		22,001,768

Canada — 1.9%
B2Gold Corp.**	1,364,615	5,078,728
SEMAFO, Inc.**	1,057,103	8,725,967

		13,804,695

United States — 0.5%
InterDigital, Inc.	76,928	3,583,306

Total NORTH AMERICA		39,389,769

CENTRAL AMERICA — 1.6%
Panama — 1.6%
Copa Holdings SA — A	194,452	11,914,074

Total CENTRAL AMERICA		11,914,074

Total EQUITY SECURITIES (Cost $728,622,615)		666,086,402

TOTAL INVESTMENTS (COST $728,622,615)	91.1%	$666,086,402
Other Assets In Excess Of Liabilities	8.9%	65,302,550

Net Assets	100.0%	$731,388,952

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:	$735,524,896

Gross Appreciation	$11,316,403
Gross Depreciation	(80,754,897)

Net Depreciation	$(69,438,494)

**	Non-income producing security

ADR	—	American Depository Receipt
NVDR	—	Non-Voting Depository Receipt
SDR	—	Swedish Depository Receipt
SP ADR	—	Sponsored American Depository Receipt
SP GDR	—	Sponsored Global Depository Receipt

See accompanying Notes to Schedule of Investments.

Driehaus Emerging Markets Small Cap Growth Fund

Schedule of Investments

September 30, 2011 (unaudited)

	Number of Shares	Market Value (Note A)
EQUITY SECURITIES — 73.0%
FAR EAST — 44.5%
China — 13.1%
Airtac International Group	48,000	$271,105
Asia Cement China Holdings Corp.	664,000	262,085
Chaowei Power Holdings, Ltd.	804,000	315,744
China Kanghui Holdings, Ltd. — SP ADR**	15,041	293,300
Emperor Watch & Jewellery, Ltd.	2,146,331	255,511
Kingdee International Software Group Co., Ltd.	598,823	223,759
NagaCorp, Ltd.	1,280,000	273,132
Sa Sa International Holdings, Ltd.	455,974	270,389
Shenguan Holdings Group, Ltd.	432,000	219,342
Silver Base Group Holdings, Ltd.	303,000	267,853
Stella International Holdings, Ltd.	112,000	250,256
Vinda International Holdings, Ltd.	607,973	606,051

		3,508,527

South Korea — 8.0%
Cosmax, Inc.	20,460	262,673
Foosung Co., Ltd.**	42,890	256,568
Himart Co., Ltd.**	4,317	312,218
LG Fashion Corp.	7,650	259,121
Mando Corp.	1,009	162,216
Neowiz Games Corp.**	5,379	296,171
Seegene, Inc.**	9,144	596,521

		2,145,488

Taiwan — 7.6%
Career Technology MFG. Co., Ltd.	148,000	236,230
Catcher Technology Co., Ltd.	46,000	263,369
CTCI Corp.	283,000	338,525
E Ink Holdings, Inc.	215,000	445,683
Genius Electronic Optical Co., Ltd.	40,000	295,348
Hiwin Technologies Corp.	37,080	251,435
Kinsus Interconnect Technology Corp.	58,000	187,381

		2,017,971

Indonesia — 5.8%
PT Harum Energy Tbk	472,500	376,729
PT Indomobil Sukses Internasional Tbk**	331,000	397,994
PT Jasa Marga Tbk	770,000	344,657
PT Mitra Adiperkasa Tbk	872,500	422,457

		1,541,837

Thailand — 5.4%
Home Product Center PCL — NVDR	2,131,150	637,045
Supalai PCL — NVDR	1,039,500	434,765

	Number of Shares	Market Value (Note A)
Tisco Financial Group PCL — NVDR	311,100	$357,290

		1,429,100

Philippines — 3.6%
Ayala Land, Inc.	881,700	291,232
Banco de Oro Unibank, Inc.	321,430	372,068
Universal Robina Corp.	324,200	306,366

		969,666

Malaysia — 1.0%
AirAsia BHD	275,899	258,655

Total FAR EAST		11,871,244

SOUTH AMERICA — 10.8%
Brazil — 9.2%
Arezzo Industria e Comercio SA	22,600	240,394
BR Properties SA	26,173	235,943
Cia. Hering SA	17,011	283,630
HRT Participacoes em Petroleo SA**	400	161,679
Localiza Rent a Car SA	17,200	226,955
Mills Estruturas e Servicos de Engenharia SA	22,700	212,603
OdontoPrev SA	34,500	505,688
Qualicorp SA**	32,100	239,523
Restoque Comercio e Confeccoes de Roupas SA**	33,700	360,435

		2,466,850

Colombia — 1.6%
Almacenes Exito SA	23,243	275,062
Petrominerales, Ltd.	7,232	142,169

		417,231

Total SOUTH AMERICA		2,884,081

NORTH AMERICA — 6.2%
Canada — 6.2%
Avion Gold Corp.**	361,025	692,490
B2Gold Corp.**	155,902	580,225
SEMAFO, Inc.**	44,855	370,260

		1,642,975

Total NORTH AMERICA		1,642,975

AFRICA — 5.3%
South Africa — 4.2%
Life Healthcare Group Holdings, Ltd.	258,250	616,789
Mr. Price Group, Ltd.	60,781	503,726

		1,120,515

Nigeria — 1.1%
Guaranty Trust Bank PLC	3,637,200	291,900

Total AFRICA		1,412,415

EUROPE — 3.4%
Turkey — 3.0%
Bizim Toptan Satis Magazalari AS	19,826	231,528
Coca-Cola Icecek AS	25,934	351,648
Turk Traktor ve Ziraat Makineleri AS	11,405	217,431

		800,607

Switzerland — 0.4%
Ferrexpo PLC	25,031	102,184

Driehaus Emerging Markets Small Cap Growth Fund

Schedule of Investments

September 30, 2011 (unaudited)

	Number of Shares	Market Value (Note A)
Total EUROPE		$902,791

CENTRAL AMERICA — 1.8%
Panama — 1.8%
Copa Holdings SA — A	7,634	467,735

Total CENTRAL AMERICA		467,735

MIDDLE EAST — 1.0%
United Arab Emirates — 1.0%
Lamprell PLC	68,527	274,428

Total MIDDLE EAST		274,428

Total EQUITY SECURITIES (Cost $21,803,246)		19,455,669

EQUITY CERTIFICATES — 7.6%
FAR EAST — 7.6%
India — 7.6%
Ashok Leyland, Ltd.** †	533,000	284,049
Dabur India, Ltd.†	100,960	212,330
Jubilant Foodworks, Ltd.** †	23,344	378,056
Lupin, Ltd. †	62,170	602,151
McLeod Russel India, Ltd. †	42,906	208,595
Yes Bank, Ltd. †	63,271	352,108

Total FAR EAST		2,037,289

Total EQUITY CERTIFICATES (Cost $2,278,787)		2,037,289

	Number of Contracts
PURCHASED PUT OPTIONS(a) — 3.9%
iShares MSCI Emerging Markets Index Fund, Exercise Price: $35.00, Expiration Date October, 2011**	2,500	457,500
SPDR S&P 500 ETF Trust, Exercise Price: $118.00, Expiration Date October, 2011**	650	456,950
SPDR S&P 500 ETF Trust, Exercise Price: $107.00, Expiration Date October, 2011**	500	120,000

Total Purchased Put Options (Cost $566,363)		1,034,450

TOTAL INVESTMENTS (COST $24,648,396)	84.5%	$22,527,408
Other Assets In Excess Of Liabilities	15.5%	4,138,782

Net Assets	100.0%	$26,666,190

	Number of Contracts	Market Value
WRITTEN PUT OPTIONS(a) — (1.7%)
iShares MSCI Emerging Markets Index Fund, Exercise Price: $35.00, Expiration Date October, 2011**	(2,500)	$(122,500)
SPDR S&P 500 ETF Trust, Exercise Price: $100.00, Expiration Date October, 2011**	(1,000)	(110,000)
SPDR S&P 500 ETF Trust, Exercise Price: $110.00, Expiration Date October, 2011**	(650)	(214,500)

Total Written Put Options (Proceeds $227,142)		$(447,000)

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:	$24,648,396

Gross Appreciation	$1,443,236
Gross Depreciation	(3,564,224)

Net Depreciation	$(2,120,988)

**	Non-income producing security
†	Restricted security — Investments in securities not registered under the Securities Act of 1933, excluding 144A securities. At September 30, 2011 the value of these restricted securities amounted to $2,037,289 or 7.6% of net assets.
(a)	The primary risk exposure is equity contracts.

Additional information on each restricted security is as follows:

Security	Acquisition Date(s)	Acquisition Cost
Ashok Leyland, Ltd.	09/08/11	$319,853
Dabur India, Ltd.	05/26/11	$246,052
Jubilant Foodworks, Ltd.	09/15/11 to 09/16/11	$448,794
Lupin, Ltd.	05/26/11 to 09/21/11	$625,960
McLeod Russel India, Ltd.	04/08/11 to 05/12/11	$265,341
Yes Bank, Ltd.	01/28/11 to 09/07/11	$372,787

NVDR	—	Non-Voting Depository Receipt
SP ADR	—	Sponsored American Depository Receipt

See accompanying Notes to Schedule of Investments.

Driehaus International Small Cap Growth Fund

Schedule of Investments

September 30, 2011 (unaudited)

	Number of Shares	Market Value (Note A)
EQUITY SECURITIES — 96.8%
FAR EAST — 44.6%
Japan — 19.7%
Anritsu Corp.	353,000	$3,914,964
Asics Corp.	174,300	2,379,960
Calbee, Inc.	66,326	3,292,780
Chiyoda Corp.	293,000	2,856,514
CyberAgent, Inc.	471	1,257,953
EDION Corp.	194,500	1,628,001
Kakaku.com, Inc.	89,400	3,669,696
M3, Inc.	594	2,957,224
Makino Milling Machine Co., Ltd.	180,070	1,057,684
Miraca Holdings, Inc.	108,600	4,773,376
NET One Systems Co., Ltd.	1,711	4,499,044
Pigeon Corp.	37,859	1,552,054
Sanrio Co., Ltd.	101,289	4,745,859
Sawai Pharmaceutical Co., Ltd.	22,096	2,385,201
United Arrows, Ltd.	206,100	3,915,505

		44,885,815

China — 9.6%
AAC Technologies Holdings, Inc.	1,091,808	2,341,225
Emperor Watch & Jewellery, Ltd.	16,716,207	1,989,989
Hutchison Telecommunications Hong Kong Holdings, Ltd.	7,709,338	2,690,326
I.T., Ltd.	4,591,472	2,839,803
International Mining Machinery Holdings, Ltd.	2,388,766	2,384,489
Sa Sa International Holdings, Ltd.	1,801,865	1,068,492
Sany Heavy Equipment International Holdings Co., Ltd.	2,818,000	2,227,383
Trinity, Ltd.	3,324,000	2,624,921
Vinda International Holdings, Ltd.	2,906,307	2,897,121
Xinyi Glass Holdings, Ltd.	1,721,626	716,359

		21,780,108

Australia — 2.9%
Aurora Oil & Gas, Ltd.**	818,675	1,741,762
Ausdrill, Ltd.	847,181	2,183,215
Monadelphous Group, Ltd.	163,521	2,709,360

		6,634,337

Thailand — 2.9%
Asian Property Development PCL — NVDR	13,034,600	2,269,834
Home Product Center PCL — NVDR	8,262,005	2,469,687
Supalai PCL — NVDR	4,331,100	1,811,457

		6,550,978

Taiwan — 2.4%
E Ink Holdings, Inc.	537,300	1,113,794
Genius Electronic Optical Co., Ltd.	258,000	1,904,991
Simplo Technology Co., Ltd.	382,000	2,346,227

		5,365,012

	Number of Shares	Market Value (Note A)
South Korea — 2.3%
Himart Co., Ltd.**	28,467	$2,058,816
LG Fashion Corp.	55,855	1,891,923
Neowiz Games Corp.**	21,488	1,183,141

		5,133,880

Singapore — 1.5%
Biosensors International Group, Ltd.**	3,717,386	3,433,379
Philippines — 1.1%
SM Prime Holdings, Inc.	9,013,400	2,504,095
Indonesia — 1.0%
PT Mitra Adiperkasa Tbk	4,689,500	2,270,615
India — 0.7%
Jubilant Foodworks, Ltd.**	103,537	1,668,140
Malaysia — 0.5%
Alliance Financial Group BHD	1,168,900	1,198,049

Total FAR EAST		101,424,408

EUROPE — 32.9%
United Kingdom — 13.0%
Aveva Group PLC	83,715	1,824,966
Babcock International Group PLC	347,321	3,541,136
Domino’s Pizza UK & IRL PLC	287,158	1,979,854
Fenner PLC	503,423	2,426,945
IG Group Holdings PLC	413,973	2,868,887
Melrose PLC	640,607	2,887,852
Morgan Crucible Co., PLC	728,785	2,756,601
Rightmove PLC	80,166	1,484,449
Rotork PLC	98,961	2,381,834
Spectris PLC	86,941	1,573,542
Telecity Group PLC**	523,193	4,514,032
Victrex PLC	85,759	1,451,922

		29,692,020

Germany — 8.1%
Aareal Bank AG**	74,754	1,155,745
Deutsche Euroshop AG	108,364	3,631,663
Deutsche Wohnen AG	274,051	3,641,239
Deutz AG**	400,287	2,216,232
Dialog Semiconductor PLC**	179,662	3,041,544
Gerresheimer AG	61,752	2,584,446
Gerry Weber International AG	75,489	2,147,922

		18,418,791

Italy — 4.7%
Amplifon SpA	726,392	3,557,373
Piaggio & C SpA	723,568	2,312,600
Recordati SpA	224,996	1,959,195
Salvatore Ferragamo Italia SpA**	213,257	2,848,531

		10,677,699

France — 2.5%
Altran Technologies SA**	421,598	1,861,922
Ingenico SA	101,858	3,815,043

		5,676,965

Netherlands — 1.0%
Gemalto NV	48,842	2,322,590
Denmark — 0.8%
Christian Hansen Holding AS	85,887	1,778,976

Driehaus International Small Cap Growth Fund

Schedule of Investments

September 30, 2011 (unaudited)

	Number of Shares	Market Value (Note A)
Spain — 0.7%
Viscofan SA	43,076	$1,550,094
Finland — 0.6%
Amer Sports OYJ — A	105,579	1,331,201
Norway — 0.5%
Atea ASA	146,000	1,157,997
Sweden — 0.5%
Elekta AB — B	30,358	1,142,055
Ireland — 0.5%
Kenmare Resources PLC**	2,053,869	1,080,688

Total EUROPE		74,829,076

NORTH AMERICA — 11.5%
Canada — 11.5%
AuRico Gold, Inc.**	235,912	2,226,519
Avion Gold Corp.**	1,275,481	2,446,528
B2Gold Corp.**	864,546	3,217,606
Celtic Exploration, Ltd.**	138,342	2,979,654
Dollarama, Inc.	74,684	2,587,107
Kirkland Lake Gold, Inc.**	155,905	2,527,747
Open Range Energy Corp.**	290,033	2,435,624
SEMAFO, Inc.**	318,736	2,631,040
Trican Well Service, Ltd.	131,957	1,871,248
Veresen, Inc.	121,964	1,715,573
Westport Innovations, Inc.**	56,257	1,627,515

		26,266,161

Total NORTH AMERICA		26,266,161

SOUTH AMERICA — 5.0%
Brazil — 5.0%
BR Properties SA	302,101	2,723,368
CETIP SA	180,615	2,123,865
Cia. Hering SA	67,100	1,118,779
Mills Estruturas e Servicos de Engenharia SA	211,400	1,979,925
OdontoPrev SA	237,754	3,484,909

		11,430,846

Total SOUTH AMERICA		11,430,846

AFRICA — 1.8%
South Africa — 1.8%
Life Healthcare Group Holdings, Ltd.	1,690,038	4,036,384

Total AFRICA		4,036,384

CENTRAL AMERICA — 1.0%
Panama — 1.0%
Copa Holdings SA — A	37,826	2,317,599

Total CENTRAL AMERICA		2,317,599

Total EQUITY SECURITIES (Cost $237,015,118)		220,304,474

EXCHANGE-TRADED FUNDS — 1.0%
NORTH AMERICA — 1.0%
United States — 1.0%
Market Vectors Junior Gold Miners	77,023	2,168,198

Total EXCHANGE-TRADED FUNDS (Cost $2,629,450)		2,168,198

		Market Value (Note A)
TOTAL INVESTMENTS (COST $239,644,568)	97.8%	$222,472,672
Other Assets In Excess Of Liabilities	2.2%	5,038,774

Net Assets	100.0%	$227,511,446

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:	$242,675,849

Gross Appreciation	$11,604,154
Gross Depreciation	(31,807,331)

Net Depreciation	$(20,203,177)

**	Non-income producing security

NVDR — Non-Voting Depository Receipt

See accompanying Notes to the Schedule of Investments.

Driehaus Global Growth Fund

Schedule of Investments

September 30, 2011 (unaudited)

	Number of Shares	Market Value (Note A)
EQUITY SECURITIES — 95.1%
NORTH AMERICA — 57.9%
United States — 55.2%
Acme Packet, Inc.**	5,972	$254,348
Alexion Pharmaceuticals, Inc.**	7,149	457,965
Altera Corp.	8,167	257,506
Amazon.com, Inc.**	1,608	347,698
Apple Inc.**	2,266	863,754
Ariad Pharmaceuticals, Inc.**	34,004	298,895
Baker Hughes, Inc.	8,556	394,945
BE Aerospace, Inc.**	11,610	384,407
Bristol-Myers Squibb Co.	11,150	349,887
Cameron International Corp.**	11,712	486,517
Carpenter Technology Corp.	7,785	349,469
Cavium, Inc.**	8,790	237,418
Cerner Corp.**	5,104	349,726
Chart Industries, Inc.**	10,882	458,894
Deckers Outdoor Corp.**	3,684	343,570
Diamond Foods, Inc.	3,455	275,675
DSW, Inc. — A	9,304	429,659
Edwards Lifesciences Corp.**	5,964	425,114
Electronic Arts, Inc.**	13,533	276,750
Equinix, Inc.**	5,246	466,002
Financial Engines, Inc.**	12,398	224,528
First Cash Financial Services, Inc.**	6,591	276,492
Fortinet, Inc.**	10,274	172,603
Fossil, Inc.**	2,700	218,862
Freeport-McMoRan Copper & Gold, Inc.	10,103	307,636
Gilead Sciences, Inc.**	11,526	447,209
GNC Holdings, Inc. — A**	16,932	340,672
Google, Inc. — A**	1,034	531,869
Green Mountain Coffee Roasters, Inc.**	4,328	402,244
Hansen Natural Corp.**	3,378	294,866
Informatica Corp.**	5,201	212,981
InterDigital, Inc.	7,612	354,567
Intuitive Surgical, Inc.**	1,117	406,901
Joy Global, Inc.	4,872	303,915
Lufkin Industries, Inc.	5,647	300,477
McDonald’s Corp.	6,164	541,322
Molycorp, Inc.**	7,773	255,499
Nu Skin Enterprises, Inc. — A	8,979	363,829
Oracle Corp.	11,986	344,478
Precision Castparts Corp.	2,912	452,700
priceline.com, Inc.**	523	235,068
Qualcomm, Inc.	9,326	453,523
Rovi Corp.**	5,649	242,794
Ryder System, Inc.	6,842	256,643
SandRidge Energy, Inc.**	59,527	330,970
Starbucks Corp.	12,624	470,749
SXC Health Solutions Corp.**	4,693	261,400
The Coca-Cola Co.	6,984	471,839
Tidewater, Inc.	8,515	358,056
Ulta Salon Cosmetics & Fragrance, Inc.**	5,538	344,630

	Number of Shares	Market Value (Note A)

Under Armour, Inc. — A**	4,884	$324,346
Universal Display Corp.**	6,922	331,841
VeriFone Systems, Inc.**	7,949	278,374
Whole Foods Market, Inc.	7,212	471,016

		19,293,098

Bermuda — 1.2%
Golar LNG, Ltd.	13,266	421,593
Mexico — 1.0%
Fresnillo PLC	15,107	369,323
Canada — 0.5%
Imax Corp.**	11,477	166,187

Total NORTH AMERICA		20,250,201

EUROPE — 19.9%
France — 4.3%
Remy Cointreau SA	6,360	438,450
Safran SA	12,513	382,783
Sodexo	5,248	345,564
Technip SA	4,359	349,229

		1,516,026

United Kingdom — 3.8%
Aggreko PLC	9,894	248,974
ARM Holdings PLC	33,700	288,191
Diageo PLC	24,582	468,698
Petrofac, Ltd.	17,108	316,454

		1,322,317

Germany — 3.4%
Bayerische Motoren Werke AG	4,430	292,650
Deutz AG **	40,805	225,921
GEA Group AG	14,490	338,235
Hugo Boss AG — Pref.	4,307	343,941

		1,200,747

Russia — 2.5%
Sberbank RF	197,124	426,466
Uralkali — SP GDR	12,946	441,850

		868,316

Ireland — 1.8%
Shire PLC	20,337	634,203
Norway — 1.3%
Telenor ASA	30,077	463,884
Denmark — 1.0%
Novo Nordisk AS — B	3,642	363,232
Portugal — 1.0%
Jeronimo Martins SGPS SA	22,197	346,636
Switzerland — 0.8%
Xstrata PLC	20,860	263,415

Total EUROPE		6,978,776

FAR EAST — 12.1%
China — 5.3%
Baidu, Inc. — SP ADR**	3,491	373,223
Belle International Holdings, Ltd.	245,657	423,511
Focus Media Holding, Ltd. — ADR**	13,372	224,516
Sands China, Ltd.**	173,415	405,735
Want Want China Holdings, Ltd.	455,153	412,213

		1,839,198

Japan — 3.4%
FANUC Corp.	3,973	547,264
Komatsu, Ltd.	15,450	333,103

Driehaus Global Growth Fund

Schedule of Investments

September 30, 2011 (unaudited)

	Number of Shares	Market Value (Note A)
Makita Corp.	8,711	$310,048

		1,190,415

Australia — 1.8%
Boart Longyear, Ltd.	75,539	186,718
Iluka Resources, Ltd.	36,860	431,433

		618,151

India — 0.9%
ICICI Bank, Ltd. — SP ADR	9,661	335,430
Indonesia — 0.7%
PT Bank Mandiri Tbk	332,187	234,853

Total FAR EAST		4,218,047

SOUTH AMERICA — 5.2%
Brazil — 4.0%
Gerdau SA — SP ADR	23,310	166,200
Itau Unibanco Holding SA — PREF ADR	14,848	230,441
OGX Petroleo e Gas Participacoes SA**	73,359	452,190
Vale SA — SP ADR	23,632	538,810

		1,387,641

Argentina — 1.2%
Banco Macro SA — ADR	12,984	259,810
MercadoLibre, Inc.	3,214	172,753

		432,563

Total SOUTH AMERICA		1,820,204

Total EQUITY SECURITIES (Cost $34,735,232)		33,267,228

TOTAL INVESTMENTS (COST $34,735,232)	95.1%	$33,267,228
Other Assets In Excess Of Liabilities	4.9%	1,695,731

Net Assets	100.0%	$34,962,959

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:	$35,693,674

Gross Appreciation	$3,060,301
Gross Depreciation	(5,486,747)

Net Depreciation	$(2,426,446)

**	Non-income producing security

ADR	—	American Depository Receipt
PREF ADR	—	Preferred American Depository Receipt
SP ADR	—	Sponsored American Depository Receipt
SP GDR	—	Sponsored Global Depository Receipt

See accompanying Notes to Schedule of Investments.

Driehaus Mid Cap Growth Fund

Schedule of Investments

September 30, 2011 (unaudited)

	Number of Shares	Market Value (Note A)
EQUITY SECURITIES — 90.5%
CONSUMER DISCRETIONARY — 23.3%
Specialty Retail — 8.8%
Dick’s Sporting Goods, Inc.**	9,043	$302,579
DSW, Inc. — A	10,594	489,231
GNC Holdings, Inc. — A**	30,761	618,911
Ross Stores, Inc.	6,826	537,138

		1,947,859

Textiles, Apparel & Luxury Goods — 5.8%
Deckers Outdoor Corp.**	5,126	478,051
Fossil, Inc.**	2,237	181,331
Lululemon Athletica, Inc.**	5,715	278,035
Under Armour, Inc. — A**	5,137	341,148

		1,278,565

Hotels, Restaurants & Leisure — 2.6%
Darden Restaurants, Inc.	7,689	328,705
Penn National Gaming, Inc.**	7,431	247,378

		576,083

Leisure Equipment & Products — 2.4%
Mattel, Inc.	11,188	289,657
Polaris Industries, Inc.	4,742	236,958

		526,615

Internet & Catalog Retail — 2.3%
priceline.com, Inc.**	1,139	511,935
Media — 1.4%
Focus Media Holding, Ltd. — ADR**	18,111	304,084

Total CONSUMER DISCRETIONARY		5,145,141

CONSUMER STAPLES — 16.5%
Food Products — 7.6%
Diamond Foods, Inc.	3,309	264,025
Green Mountain Coffee Roasters, Inc.**	5,142	477,897
The Hershey Co.	9,853	583,692
TreeHouse Foods, Inc.**	6,001	371,102

		1,696,716

Household Products — 3.3%
Church & Dwight Co., Inc.	11,082	489,824
Fortune Brands, Inc.**	5,667	235,521

		725,345

Personal Products — 2.5%
Nu Skin Enterprises, Inc. — A	13,569	549,816
Beverages — 1.6%
Hansen Natural Corp.**	4,040	352,652
Food & Staples Retailing — 1.5%
Whole Foods Market, Inc.	5,082	331,905

Total CONSUMER STAPLES		3,656,434

HEALTH CARE — 13.8%
Biotechnology — 4.2%
Alexion Pharmaceuticals, Inc.**	12,114	776,023
Vertex Pharmaceuticals, Inc.**	3,502	155,979

		932,002

Health Care Technology — 4.0%
Cerner Corp.**	6,544	448,395

	Number of Shares	Market Value (Note A)
SXC Health Solutions Corp.**	7,866	$438,136

		886,531

Health Care Equipment & Supplies — 2.1%
Edwards Lifesciences Corp.**	1,879	133,935
Intuitive Surgical, Inc.**	312	113,655
Volcano Corp.**	7,422	219,914

		467,504

Pharmaceuticals — 2.1%
Watson Pharmaceuticals, Inc.**	6,689	456,524
Health Care Providers & Services — 1.4%
HMS Holdings Corp.**	12,328	300,680

Total HEALTH CARE		3,043,241

INFORMATION TECHNOLOGY — 13.3%
Software — 7.3%
Check Point Software Technologies, Ltd.**	9,676	510,506
Electronic Arts, Inc.**	23,287	476,219
Informatica Corp.**	6,368	260,770
Red Hat, Inc.**	2,833	119,722
Rovi Corp.**	5,899	253,539

		1,620,756

Semiconductors & Semiconductor Equipment — 2.1%
ARM Holdings PLC — SP ADR	6,438	164,169
QLIK Technologies, Inc.**	8,423	182,442
RF Micro Devices, Inc.**	17,663	111,983

		458,594

Electronic Equipment, Instruments & Components — 1.6%
IPG Photonics Corp.**	3,281	142,527
Universal Display Corp.**	4,200	201,348

		343,875

Internet Software & Services — 1.3%
Equinix, Inc.**	3,163	280,969
IT Services – 1.0%
VeriFone Systems, Inc.**	6,635	232,358

Total INFORMATION TECHNOLOGY		2,936,552

INDUSTRIALS — 7.3%
Road & Rail — 1.9%
Genesee & Wyoming, Inc. — A**	8,879	413,051
Machinery — 1.7%
Robbins & Myers, Inc.	10,707	371,640
Construction & Engineering — 1.5%
MasTec, Inc.**	18,628	328,039
Electrical Equipment — 1.4%
Polypore International, Inc.**	5,477	309,560
Commercial Services & Supplies — 0.8%
Waste Connections, Inc.	5,578	188,648

Total INDUSTRIALS		1,610,938

ENERGY — 6.1%
Energy Equipment & Services — 3.2%
Gulfmark Offshore, Inc.**	10,109	367,361
Lufkin Industries, Inc.	4,143	220,449

Driehaus Mid Cap Growth Fund

Schedule of Investments

September 30, 2011 (unaudited)

	Number of Shares	Market Value (Note A)
Tidewater, Inc.	2,764	$116,226

		704,036

Oil, Gas & Consumable Fuels — 2.9%
Golar LNG, Ltd.	11,861	376,942
Rosetta Resources, Inc.**	8,045	275,300

		652,242

Total ENERGY		1,356,278

MATERIALS — 5.7%
Metals & Mining — 4.8%
Allied Nevada Gold Corp.**	9,937	355,844
Carpenter Technology Corp.	10,686	479,695
Molycorp, Inc.**	6,694	220,032

		1,055,571

Chemicals — 0.9%
CF Industries Holdings, Inc.	1,626	200,632

Total MATERIALS		1,256,203

FINANCIALS — 1.9%
Real Estate Investment Trusts — 1.9%
American Capital Agency Corp.	15,239	412,977

Total FINANCIALS		412,977

UTILITIES — 1.9%
Electric Utilities — 1.9%
UIL Holdings Corp.	12,489	411,263

Total UTILITIES		411,263

TELECOMMUNICATION SERVICES — 0.7%
Diversified Telecommunication Services — 0.7%
tw telecom, inc.**	9,315	153,884

Total TELECOMMUNICATION SERVICES		153,884

Total EQUITY SECURITIES (Cost $17,315,792)		19,982,911

TOTAL INVESTMENTS (COST $17,315,792)	90.5%	$19,982,911
Other Assets In Excess Of Liabilities	9.5%	2,100,533

Net Assets	100.0%	$22,083,444

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:	$17,337,382

Gross Appreciation	$3,542,091
Gross Depreciation	(896,562)

Net Appreciation	$2,645,529

**	Non-income producing security

ADR	—	American Depository Receipt
SP ADR	—	Sponsored American Depository Receipt

See accompanying Notes to Schedule of Investments.

Driehaus Large Cap Growth Fund

Schedule of Investments

September 30, 2011 (unaudited)

	Number of Shares	Market Value (Note A)
EQUITY SECURITIES — 93.9%
INFORMATION TECHNOLOGY — 23.0%
Software — 8.2%
Check Point Software Technologies, Ltd.**	9,569	$504,860
Electronic Arts, Inc.**	17,364	355,094
Oracle Corp.	13,985	401,929
Rovi Corp.**	4,422	190,058
Salesforce.com, Inc.**	1,104	126,165

		1,578,106

Computers & Peripherals — 7.4%
Apple Inc.**	3,742	1,426,376
Internet Software & Services — 3.7%
Baidu, Inc. — SP ADR**	2,157	230,605
Google, Inc. — A**	929	477,859

		708,464

Communications Equipment — 2.2%
Qualcomm, Inc.	8,662	421,233
Semiconductors & Semiconductor Equipment — 1.0%
ARM Holdings PLC — SP ADR	7,026	179,163
IT Services – 0.5%
Accenture PLC — A	1,914	100,829

Total INFORMATION TECHNOLOGY		4,414,171

CONSUMER DISCRETIONARY — 21.8%
Hotels, Restaurants & Leisure — 8.9%
Las Vegas Sands Corp.**	6,551	251,165
McDonald’s Corp.	7,698	676,038
Starbucks Corp.	17,439	650,300
Yum! Brands, Inc.	2,531	125,006

		1,702,509

Internet & Catalog Retail — 4.6%
Amazon.com, Inc.**	2,205	476,787
priceline.com, Inc.**	929	417,548

		894,335

Specialty Retail — 4.6%
Dick’s Sporting Goods, Inc.**	6,549	219,130
Ross Stores, Inc.	4,700	369,843
Tiffany & Co.	4,826	293,517

		882,490

Textiles, Apparel & Luxury Goods — 2.9%
Coach, Inc.	5,955	308,648
NIKE, Inc. — B	2,907	248,578

		557,226

Multiline Retail — 0.8%
Macy’s, Inc.	6,187	162,842

Total CONSUMER DISCRETIONARY		4,199,402

HEALTH CARE — 17.3%
Pharmaceuticals — 6.6%
Allergan, Inc.	3,551	292,531
Bristol-Myers Squibb Co.	9,491	297,828
Pfizer, Inc.	16,592	293,347
Shire PLC — ADR	4,136	388,494

		1,272,200

Biotechnology — 5.4%
Alexion Pharmaceuticals, Inc.**	7,385	473,083
Biogen Idec, Inc.**	2,267	211,171

	Number of Shares	Market Value (Note A)
Gilead Sciences, Inc.**	6,925	$268,690
Pharmasset, Inc.**	1,147	94,478

		1,047,422

Health Care Technology — 2.5%
Cerner Corp.**	6,906	473,199
Health Care Equipment & Supplies — 2.3%
Edwards Lifesciences Corp.**	2,074	147,835
Intuitive Surgical, Inc.**	495	180,319
St. Jude Medical, Inc.	3,054	110,524

		438,678

Health Care Providers & Services — 0.5%
Express Scripts, Inc.**	2,519	93,379

Total HEALTH CARE		3,324,878

CONSUMER STAPLES — 13.8%
Food Products — 4.6%
Green Mountain Coffee Roasters, Inc.**	1,827	169,801
Kraft Foods, Inc. — A	7,590	254,872
The Hershey Co.	7,905	468,292

		892,965

Food & Staples Retailing — 4.5%
Costco Wholesale Corp.	7,340	602,761
Whole Foods Market, Inc.	3,939	257,256

		860,017

Beverages — 3.0%
The Coca-Cola Co.	8,571	579,057
Household Products — 1.7%
Church & Dwight Co., Inc.	7,284	321,953

Total CONSUMER STAPLES		2,653,992

ENERGY — 6.0%
Energy Equipment & Services — 4.5%
Baker Hughes, Inc.	5,659	261,219
Cameron International Corp.**	9,311	386,779
Seadrill, Ltd.	8,235	226,710

		874,708

Oil, Gas & Consumable Fuels — 1.5%
Occidental Petroleum Corp.	1,393	99,600
Pioneer Natural Resources Co.	2,848	187,313

		286,913

Total ENERGY		1,161,621

INDUSTRIALS — 4.2%
Machinery — 2.4%
Cummins, Inc.	3,813	311,370
Joy Global, Inc.	2,425	151,271

		462,641

Commercial Services & Supplies — 0.9%
Waste Connections, Inc.	5,309	179,550
Aerospace & Defense — 0.9%
Precision Castparts Corp.	1,091	169,607

Total INDUSTRIALS		811,798

MATERIALS — 3.1%
Metals & Mining — 2.0%
Carpenter Technology Corp.	8,587	385,470
Chemicals — 1.1%
Potash Corp. of Saskatchewan, Inc.	4,675	202,054

Driehaus Large Cap Growth Fund

Schedule of Investments

September 30, 2011 (unaudited)

	Number of Shares	Market Value (Note A)
Total MATERIALS		$587,524

TELECOMMUNICATION SERVICES — 2.5%
Wireless Telecommunication Services — 2.5%
American Tower Corp. — A**	8,827	474,893

Total TELECOMMUNICATION SERVICES		474,893

FINANCIALS — 2.2%
Real Estate Investment Trusts —1.4%
Annaly Capital Management, Inc.	15,993	265,964
Diversified Financial Services —0.8%
IntercontinentalExchange, Inc.**	1,354	160,124

Total FINANCIALS		426,088

Total EQUITY SECURITIES (Cost $15,904,169)		18,054,367

TOTAL INVESTMENTS (COST $15,904,169)	93.9%	$18,054,367
Other Assets In Excess Of Liabilities	6.1%	1,171,176

Net Assets	100.0%	$19,225,543

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:
Basis		$16,002,010

Gross Appreciation		$3,023,155
Gross Depreciation		(970,798)

Net Appreciation		$2,052,357

**	Non-income producing security

ADR	—	American Depository Receipt
SP ADR	—	Sponsored American Depository Receipt

See accompanying Notes to Schedule of Investments.

Driehaus Mutual Funds

Notes to Schedules of Investments

A. Portfolio Valuation:

Securities transactions are accounted for on trade date. Equity securities are valued at the last sale price as of the close of the appropriate exchange or other designated time. In addition, if quotations are not readily available, if the values have been materially affected by events occurring after the closing of a foreign market, or if there has been a movement in the United States market that exceeds a certain threshold, assets may be valued at fair value as determined in good faith by or under the direction of the Driehaus Mutual Funds’ Board of Trustees. Events that may materially affect asset values that could cause a fair value determination include, but are not limited to: corporate announcements relating to a specific security; natural and other disasters which may impact an entire market or region; and political and other events which may be global or impact a particular country or region. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. To the extent utilized, securities would be considered level 2 in the hierarchy described below.

Each Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

Level 1	—	quoted prices in active markets for identical securities
Level 2	—	significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value each Fund’s net assets as of September 30, 2011 is as follows:

Fund	Total Value at September 30, 2011	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Driehaus International Discovery Fund
Equity Securities
Traded in the U.S. (including securities of foreign companies traded on U.S. exchanges)	$23,023,009	$23,023,009	$—	$—
Traded on Foreign Exchanges in U.S. time zones in the following countries:
Brazil and Canada	13,158,356	13,158,356	—	—
Traded on Foreign Exchanges in non-U.S. time zones in the following countries:
Australia, China, Denmark, Finland, France, Germany, Indonesia, Ireland, Italy, Japan, Netherlands, Norway, Portugal, Russia, South Africa, South Korea, Sweden, Switzerland, Taiwan and the United Kingdom	166,971,937	2,099,095	164,872,842	—

Total Investments	$203,153,302	$38,280,460	$164,872,842	$—

Driehaus Emerging Markets Growth Fund
Equity Securities
Traded in the U.S. (including securities of foreign companies traded on U.S. exchanges)	$87,157,588	$87,157,588	$—	$—
Traded on Foreign Exchanges in U.S. time zones in the following countries:
Brazil, Canada, Chile and Mexico	127,636,856	127,636,856	—	—
Traded on Foreign Exchanges in non-U.S. time zones in the following countries:
China, Germany, India, Indonesia, Philippines, Portugal, Russia, South Africa, South Korea, Sweden, Taiwan, Thailand, Turkey and the United Kingdom	451,291,958	—	436,284,192	15,007,766

Total Investments	$666,086.402	$214,794,444	$436,284,192	$15,007,766

Driehaus International Small Cap Growth Fund
Equity Securities
Traded in the U.S. (including securities of foreign companies traded on U.S. exchanges)	$3,945,114	$3,945,114	$—	$—
Traded on Foreign Exchanges in U.S. time zones in the following countries:
Brazil and Canada	36,069,492	36,069,492	—	—
Traded on Foreign Exchanges in non-U.S. time zones in the following countries:
Australia, China, Denmark, Finland, France, Germany, India, Indonesia, Ireland, Italy, Japan, Malaysia, Norway, Philippines, Singapore, South Africa, South Korea, Spain, Sweden, Taiwan, Thailand and the United Kingdom	180,289,868	4,907,347	175,382,521	—
Exchange-Traded Funds	2,168,198	2,168,198	—	—

Total Investments	$222,472,672	$47,090,151	$175,382,521	$—

Driehaus Global Growth Fund
Equity Securities
Traded in the U.S. (including securities of foreign companies traded on U.S. exchanges)	$22,182,061	$22,182,061	$—	$—
Traded on Foreign Exchanges in U.S. time zones in the following country:
Brazil	452,190	452,190	—	—
Traded on Foreign Exchanges in non-U.S. time zones in the following countries:
Australia, China, Denmark, France, Germany, Indonesia, Japan, Norway, Portugal, Russia and the United Kingdom	10,632,977	—	10,632,977	—

Total Investments	$33,267,228	$22,634,251	$10,632,977	$—

Driehaus Emerging Markets Small Cap Growth Fund
Assets:
Equity Securities
Traded in the U.S. (including securities of foreign companies traded on U.S. exchanges)	$761,035	$761,035	$—	$—
Traded on Foreign Exchanges in U.S. time zones in the following countries:
Brazil, Canada and Columbia	4,527,056	4,527,056	—	—
Traded on Foreign Exchanges in non-U.S. time zones in the following countries:
China, Indonesia, Malaysia, Nigeria, Philippines, South Africa, South Korea, Taiwan, Thailand, Turkey and the United Kingdom	14,167,578	251,435	13,916,143	—
Equity Certificates	2,037,289	2,037,289	—	—
Purchased Put Options by Risk Category
Equity Contracts	1,034,450	1,034,450	—	—

Total Investments	$22,527,408	$8,611,265	$13,916,143	$—

Liabilities:
Written Put Options by Risk Category
Equity Contracts	$(447,000)	$(447,000)	$—	$—

Driehaus Mid Cap Growth Fund
Investments in Securities*	$19,982,911	$19,982,911	$—	$—

Driehaus Large Cap Growth Fund
Investments in Securities*	$18,054,367	$18,054,367	$—	$—

*	See Schedule of Investments for industry breakout.

The following in a reconciliation of Level 3 holdings for which significant unobservable inputs were used in determining fair value as of September 30, 2011:

Driehaus Emerging Markets Growth Fund
Balance as of December 31, 2010	$—
Transfers in to Level 3	15,007,766
Transfers out of Level 3	—
Net Realized Gain/(Losses)	—
Net Unrealized Gain/(Losses)	—
Gross Purchases	—
Gross Sales	—

Balance as of September 30, 2011	$15,007,766

Transfers between levels, if any, are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred. The Funds used observable inputs in their valuation methodologies whenever they were available and deemed reliable.

When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from closing prices for the same securities, which means that a Fund may value those securities higher or lower than another fund that does not employ fair value. In addition, the fair value price may differ materially from the value a Fund may ultimately realize.

For the period ended September 30, 2011, securities with end of period values of $57,883,900, $92,054,360, $42,962,141 and $4,168,211 held by the Driehaus International Discovery Fund, the Driehaus Emerging Markets Growth Fund, the Driehaus International Small Cap Growth Fund and the Driehaus Global Growth Fund, respectively, were transferred from Level 1 to Level 2.

For additional information regarding the Funds’ policy for valuation of investments or other significant accounting policies, please refer to the Funds’ most recent Semi-Annual or Annual Report.

B. Options Contracts:

The Funds are subject to equity and other risk exposures in the normal course of pursuing their investment objective. The Funds may use options contracts to hedge their portfolio or a portion thereof or speculatively for the purpose of profiting from a decline in the market value of a security.

The Funds may write covered call and put options on futures, swaps, securities or currencies the Funds own or in which they may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Schedule of Investments. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such in the Schedule of Investments. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. The risk exists that a Fund may not be able to enter into a closing transaction because of an illiquid market.

For the period August 22, 2011 through September 30, 2011, the average volume of purchased and written options were as follows:

	Purchased Options (Cost)	Written Options (Proceeds)
Driehaus Emerging Markets Small Cap Growth Fund	$566,363	$227,142

The premium amount and the number of option contracts written during the period ended September 30, 2011 were as follows:

	Number of Contracts	Premium Amount
Driehaus Emerging Markets Small Cap Growth Fund
Options outstanding at August 22, 2011*	—	$—
Options written	12,250	701,142
Options closed	(6,100)	(401,500)
Options expired	(2,000)	(72,500)

Options outstanding as of September 30, 2011	4,150	$227,142

*	Commencement of operations.

The Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included in its Schedule of Investments as an investment and subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss. When entering into purchased option contracts, a Fund bears the risk of securities prices moving unexpectedly, in which case, a Fund may not achieve the anticipated benefits of the purchased option contracts; however, the risk of loss is limited to the premium paid. As of September 30, 2011, the Funds had outstanding options as listed on the Schedule of Investments.

Driehaus Active Income Fund

Schedule of Investments

September 30, 2011 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
ASSET-BACKED SECURITIES — 6.42%
Bear Stearns Asset Backed Securities Trust 0.29%, 2/25/28[2]	$4,119,173	$3,857,556
Capital Auto Receivables Asset Trust 5.21%, 3/17/14	5,374,109	5,420,321
Citigroup Mortgage Loan Trust, Inc. 0.30%, 1/25/37[2]	426,742	168,242
CNL Funding 7.65%, 6/18/14[1]	3,875,078	3,684,765
Countrywide Asset-Backed Certificates 0.71%, 4/25/34[2]	122,988	95,044
Fannie Mae REMICS 0.88%, 9/25/23[2]	19,753,779	19,959,890
Fannie Mae REMICS 0.55%, 6/25/36[2]	16,831,997	16,809,543
Freddie Mac REMICS 1.50%, 3/15/15	27,982,285	28,226,794
Freddie Mac REMICS 0.43%, 1/15/35[2]	9,076,030	9,034,299
Government National Mortgage Association 2.00%, 9/20/34	95,107,347	96,205,362
JP Morgan Alternative Loan Trust 0.29%, 3/25/37[2]	213,396	184,407
MBNA Credit Card Master Note Trust 0.47%, 9/15/14[2]	15,000,000	15,013,185
Merrill Lynch Mortgage Investors, Inc. 0.70%, 8/25/35[2]	124,929	114,339
Nissan Auto Lease Trust 2.07%, 1/15/15	101,416	101,473

Total ASSET-BACKED SECURITIES (Cost $197,517,150)		198,875,220

BANK LOANS — 6.20%
Advertising — 0.11%
Advantage Sales & Marketing LLC 9.25%, 5/29/18[2]	3,500,000	3,351,250
Auto Manufacturers — 1.27%
General Motors Holdings LLC 5.76%, 10/27/15[2]	44,000,000	39,306,520
Commercial Services — 0.79%
Altegrity, Inc. 7.75%, 2/21/15[2]	25,034,362	24,366,695
Electronics — 0.24%
NuSil Technology LLC 5.25%, 3/28/17[2]	7,708,569	7,387,353

Driehaus Active Income Fund

Schedule of Investments

September 30, 2011 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Internet — 0.07%
Mood Media Corp. (Canada) 7.75%, 5/6/18[2,3]	$2,493,750	$2,295,821
Media — 0.16%
CMP Susquehanna Corp. 2.19%, 5/5/13[2]	5,000,000	4,977,500
Retail — 0.98%
Gymboree Corp. 3.50%, 2/23/18[2]	5,000,000	4,447,200
Neiman Marcus Group, Inc. 4.75%, 5/16/18[2]	28,000,000	25,837,840

		30,285,040

Software — 0.50%
First Data Corp. 2.94%, 9/24/14[2]	18,000,000	15,603,840
Telecommunications — 2.08%
Arinc, Inc. 6.25%, 10/26/15[2]	36,000,000	35,280,000
LightSquared LP 12.00%, 10/1/14[2]	58,122,932	27,774,624
Sorenson Communications, Inc. 6.00%, 8/16/13[2]	1,559,619	1,435,910

		64,490,534

Total BANK LOANS (Cost $226,466,696)		192,064,553

CORPORATE BONDS — 49.42%
Agriculture — 1.58%
Altria Group, Inc. 9.70%, 11/10/18	8,000,000	10,601,528
Lorillard Tobacco Co. 8.13%, 6/23/19	12,000,000	14,058,084
Lorillard Tobacco Co. 6.88%, 5/1/20	22,000,000	24,396,416

		49,056,028

Banks — 5.53%
Chase Capital II 0.75%, 2/1/27[2]	21,879,000	16,105,919
First Chicago NBD Institutional Capital I 0.80%, 2/1/27[2]	725,000	611,508
JP Morgan Chase Capital XXIII 1.29%, 5/15/47[2]	28,000,000	18,801,468
JPMorgan Chase & Co. 7.90%, 4/29/49[2]	71,813,000	73,968,108
JPMorgan Chase Capital XXI 1.21%, 2/2/37[2]	15,000,000	10,670,625

Driehaus Active Income Fund

Schedule of Investments

September 30, 2011 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Morgan Stanley 7.30%, 5/13/19	$16,000,000	$16,488,400
Wells Fargo & Co. 7.98%, 3/15/18[2]	33,500,000	34,505,000

		171,151,028

Biotechnology — 0.34%
STHI Holding Corp. 8.00%, 3/15/18[1]	11,000,000	10,615,000
Chemicals — 2.22%
CF Industries, Inc. 7.13%, 5/1/20	25,395,000	28,918,556
Momentive Performance Materials, Inc. 11.50%, 12/1/16	36,240,000	30,441,600
Nalco Co. 6.63%, 1/15/19[1]	8,665,000	9,488,175

		68,848,331

Commercial Services — 1.76%
DynCorp International, Inc. 10.38%, 7/1/17	29,927,000	26,111,308
United Rentals North America, Inc. 8.38%, 9/15/20	7,250,000	6,651,875
Wyle Services Corp. 10.50%, 4/1/18[1]	22,285,000	21,616,450

		54,379,633

Computers — 1.60%
Seagate HDD Cayman (Cayman Islands) 7.75%, 12/15/18[1,3]	36,330,000	35,603,400
Seagate HDD Cayman (Cayman Islands) 6.88%, 5/1/20[3]	15,000,000	13,800,000

		49,403,400

Diversified Financial Services — 2.09%
American Express Co. 6.80%, 9/1/66[2]	59,843,000	57,972,906
Textron Financial Corp. 6.00%, 2/15/67[1,2]	8,824,000	6,618,000

		64,590,906

Electric — 0.72%
Edison Mission Energy 7.00%, 5/15/17	37,450,000	22,282,750
Electronics — 0.71%
NXP BV / NXP Funding LLC (Netherlands) 3.00%, 10/15/13[2,3]	22,627,000	21,891,623

Driehaus Active Income Fund

Schedule of Investments

September 30, 2011 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Entertainment — 2.20%
AMC Entertainment, Inc. 9.75%, 12/1/20	$3,000,000	$2,715,000
Midwest Gaming Borrower LLC / Midwest Finance Corp. 11.63%, 4/15/16[1]	15,137,000	15,591,110
Production Resource Group, Inc. 8.88%, 5/1/19[1]	30,475,000	27,503,687
WM Finance Corp. 9.50%, 6/15/16[1]	3,500,000	3,543,750
WMG Acquisition Corp. 9.50%, 6/15/16	18,500,000	18,731,250

		68,084,797

Healthcare - Services — 2.14%
Aurora Diagnostics Holdings / Aurora Diagnostics Financing, Inc. 10.75%, 1/15/18[1]	14,500,000	14,065,000
Healthsouth Corp. 7.25%, 10/1/18	1,500,000	1,425,000
Healthsouth Corp. 7.75%, 9/15/22	34,250,000	31,081,875
Kindred Escrow Corp. 8.25%, 6/1/19[1]	6,750,000	5,155,312
National Mentor, Inc. 12.50%, 2/15/18[1]	15,850,000	14,423,500

		66,150,687

Household Products/Wares — 1.13%
Armored Autogroup, Inc. 9.25%, 11/1/18[1]	35,575,000	28,548,938
Spectrum Brands Holdings, Inc. 9.50%, 6/15/18	6,150,000	6,549,750

		35,098,688

Insurance — 1.03%
Chubb Corp. 6.38%, 3/29/67[2]	29,500,000	28,578,125
MBIA Insurance Corp. 14.00%, 1/15/33[1,2]	7,150,000	3,217,500

		31,795,625

Iron/Steel — 1.27%
Allegheny Technologies, Inc. 9.38%, 6/1/19	13,000,000	16,363,945
ArcelorMittal (Luxembourg) 7.00%, 10/15/39[3]	25,625,000	22,854,220

		39,218,165

Driehaus Active Income Fund

Schedule of Investments

September 30, 2011 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Leisure Time — 1.60%
Equinox Holdings, Inc. 9.50%, 2/1/16[1]	$41,337,000	$41,337,000
Travelport LLC 9.88%, 9/1/14	12,300,000	8,056,500

		49,393,500

Lodging — 0.25%
Hyatt Hotels Corp. 6.88%, 8/15/19[1]	7,000,000	7,878,836
Media — 0.93%
AMO Escrow Corp. 11.50%, 12/15/17[1]	948,000	857,940
Clear Channel Worldwide Holdings, Inc. 9.25%, 12/15/17	600,000	609,000
Clear Channel Worldwide Holdings, Inc. 9.25%, 12/15/17	2,400,000	2,454,000
ProQuest LLC/ProQuest Notes Co. 9.00%, 10/15/18[1]	27,230,000	24,983,525

		28,904,465

Metal Fabricate/Hardware — 0.16%
Dynacast International LLC / Dynacast Finance, Inc. 9.25%, 7/15/19[1]	5,527,000	5,029,570
Miscellaneous Manufacturing — 1.88%
Amsted Industries, Inc. 8.13%, 3/15/18[1]	21,700,000	22,459,500
GE Capital Trust I 6.38%, 11/15/67[2]	37,140,000	35,793,675

		58,253,175

Oil & Gas — 1.42%
Tesoro Corp. 6.63%, 11/1/15	9,000,000	9,056,250
Venoco, Inc. 8.88%, 2/15/19	40,780,000	35,070,800

		44,127,050

Packaging & Containers — 0.16%
Graham Packaging Co. LP/GPC Capital Corp. I 9.88%, 10/15/14	5,000,000	5,043,750
Pharmaceuticals — 1.46%
ConvaTec Healthcare E S.A. (Luxembourg) 10.50%, 12/15/18[1,3]	39,666,000	34,906,080
Patheon, Inc. (Canada) 8.63%, 4/15/17[1,3]	12,000,000	10,200,000

		45,106,080

Driehaus Active Income Fund

Schedule of Investments

September 30, 2011 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Pipelines — 1.20%
Enbridge Energy Partners LP 8.05%, 10/1/77[2]	$31,500,000	$32,524,286
Oneok, Inc. 6.00%, 6/15/35	4,250,000	4,570,369

		37,094,655

Retail — 5.76%
Gymboree Corp. 9.13%, 12/1/18	16,500,000	12,210,000
Michaels Stores, Inc. 11.38%, 11/1/16	19,500,000	19,743,750
Michaels Stores, Inc. 7.75%, 11/1/18	20,000,000	18,700,000
Neiman Marcus Group, Inc. 10.38%, 10/15/15	19,985,000	20,184,850
Rite Aid Corp. 6.88%, 8/15/13	21,400,000	20,276,500
Rite Aid Corp. 8.63%, 3/1/15	18,000,000	15,975,000
Rite Aid Corp. 9.38%, 12/15/15	17,000,000	14,620,000
Rite Aid Corp. 9.75%, 6/12/16	6,000,000	6,330,000
Rite Aid Corp. 10.38%, 7/15/16	25,850,000	26,431,625
Rite Aid Corp. 7.50%, 3/1/17	3,859,000	3,685,345
Rite Aid Corp. 9.50%, 6/15/17	18,850,000	14,891,500
Rite Aid Corp. 10.25%, 10/15/19	5,000,000	5,212,500

		178,261,070

Software — 1.02%
First Data Corp. 11.25%, 3/31/16	29,165,000	19,686,375
SSI Investments II/SSI Co.-Issuer LLC 11.13%, 6/1/18	12,000,000	11,940,000

		31,626,375

Telecommunications — 9.26%
Clearwire Communications LLC/Clearwire Finance, Inc. 12.00%, 12/1/15[1]	36,600,000	30,835,500
Clearwire Communications LLC/Clearwire Finance, Inc. 12.00%, 12/1/15[1]	77,000,000	65,642,500
Clearwire Communications LLC/Clearwire Finance, Inc. 12.00%, 12/1/17[1]	22,110,000	13,321,275

Driehaus Active Income Fund

Schedule of Investments

September 30, 2011 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
CommScope, Inc. 8.25%, 1/15/19[1]	$50,300,000	$49,042,500
NII Capital Corp. 7.63%, 4/1/21	28,427,000	28,213,798
Nortel Networks Ltd. (Canada) 0.00%, 7/15/13[3,5]	5,745,000	6,183,056
PAETEC Holding Corp. 9.50%, 7/15/15	16,229,000	16,878,160
PAETEC Holding Corp. 8.88%, 6/30/17	5,323,000	5,589,150
PAETEC Holding Corp. 9.88%, 12/1/18	29,750,000	31,163,125
Telcordia Technologies, Inc. 11.00%, 5/1/18[1]	32,000,000	39,840,000

		286,709,064

Total CORPORATE BONDS (Cost $1,619,296,499)		1,529,994,251

CONVERTIBLE CORPORATE BONDS — 11.60%
Auto Manufacturers — 1.60%
Ford Motor Co. 4.25%, 11/15/16	38,150,000	49,547,313
Computers — 1.05%
SanDisk Corp. 1.50%, 8/15/17	31,100,000	32,460,625
Electrical Components & Equipment — 2.04%
SunPower Corp. 4.50%, 3/15/15	46,334,000	39,210,147
Suntech Power Holdings Co., Ltd. (China) 3.00%, 3/15/13[3]	60,322,000	23,827,190

		63,037,337

Internet — 0.70%
WebMD Health Corp. 2.25%, 3/31/16[1]	24,450,000	21,791,063
Lodging — 0.45%
Gaylord Entertainment Co. 3.75%, 10/1/14[1]	13,730,000	13,901,625
Miscellaneous Manufacturing — 0.17%
Eastman Kodak Co. 7.00%, 4/1/17	20,265,000	5,167,575
Real Estate Investment Trusts — 1.15%
Boston Properties LP 3.63%, 2/15/14[1]	14,000,000	14,787,500
Host Hotels & Resorts LP 2.50%, 10/15/29[1]	20,000,000	20,875,000

		35,662,500

Driehaus Active Income Fund

Schedule of Investments

September 30, 2011 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Semiconductors — 0.79%
ON Semiconductor Corp. 2.63%, 12/15/26	$23,100,000	$24,601,500
Software — 1.25%
Electronic Arts, Inc. 0.75%, 7/15/16[1]	40,220,000	38,611,200
Telecommunications — 2.40%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25%, 12/1/40[1]	22,044,000	10,636,230
Ixia 3.00%, 12/15/15[1]	3,000,000	2,632,500
NII Holdings, Inc. 3.13%, 6/15/12	16,625,000	16,749,687
Virgin Media, Inc. 6.50%, 11/15/16	29,550,000	44,325,000

		74,343,417

Total CONVERTIBLE CORPORATE BONDS (Cost $411,820,725)		359,124,155

U.S. GOVERNMENT AND AGENCY SECURITIES — 9.73%
Freddie Mac Non Gold Pool 2.55%, 6/1/34[2]	1,151,968	1,212,991
United States Treasury Bill
0.11%, 10/20/11	100,000,000	99,994,432
0.11%, 10/27/11	100,000,000	99,991,983
0.16%, 3/8/12	100,000,000	99,981,500

		299,967,915

Total U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $301,064,966)		301,180,906

COMMON STOCK — 2.98%
Airlines — 0.07%
United Continental Holdings, Inc.*	118,124	2,289,243
Auto Manufacturers — 0.89%
General Motors Co.*	1,370,537	27,657,437
Auto Parts & Equipment — 1.28%
Lear Corp.	551,360	23,653,344
TRW Automotive Holdings Corp.*	485,113	15,877,748

		39,531,092

Investment Management Companies — 0.24%
Ares Capital Corp.	545,580	7,512,637
Real Estate Investment Trusts — 0.27%
Annaly Capital Management, Inc.	491,620	8,175,640
Software — 0.23%
Microsoft Corp.	280,637	6,985,055

Driehaus Active Income Fund

Schedule of Investments

September 30, 2011 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Total COMMON STOCK (Cost $126,342,207)		$92,151,104

CONVERTIBLE PREFERRED STOCK — 4.96%
Auto Manufacturers — 0.08%
General Motors Corp. Senior Convertible Preferred Escrow — B 5.25%, 3/6/32[4]	475,000	90,250
General Motors Corp. Senior Convertible Preferred Escrow — C 6.25%, 7/15/33[4]	11,790,650	2,240,224

		2,330,474

Banks — 2.35%
Bank of America Corp. 7.25%, 12/31/49	84,896	65,029,487
Citigroup, Inc. 7.25%, 12/15/12	45,000	3,583,350
Wells Fargo & Co. 7.50%, 12/31/49	4,000	4,132,240

		72,745,077

Oil & Gas — 0.03%
ATP Oil & Gas Corp. 8.00%, 12/31/49	18,000	1,070,820
Telecommunications — 2.50%
Lucent Technologies Capital Trust I 7.75%, 3/15/17	93,662	77,271,150

Total CONVERTIBLE PREFERRED STOCK (Cost $174,098,118)		153,417,521

PREFERRED STOCKS — 5.77%
Banks — 0.32%
Goldman Sachs Group, Inc. 6.13%, 11/1/15	400,000	9,920,000
Food — 0.99%
H.J. Heinz Finance Co. 8.00%, 7/15/13[1]	285	30,619,687
Lodging — 1.63%
Las Vegas Sands Corp. 10.00%, 11/15/11	449,704	50,310,635
Office/Business Equipment — 1.81%
Pitney Bowes International Holdings, Inc. 6.13%, 10/30/16[1]	57,950	56,160,794
Telecommunications — 1.02%
Centaur Funding Corp. (Cayman Islands) 9.08%, 4/21/20[1,3]	27,242	31,541,128

Total PREFERRED STOCKS (Cost $171,862,443)		178,552,244

Driehaus Active Income Fund

Schedule of Investments

September 30, 2011 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
PURCHASED PUT OPTIONS — 1.51%
Annaly Capital Management, Inc., Exercise Price: $17.50, Expiration Date: January, 2012*	$4,096	$720,896
Ares Capital Corp., Exercise Price: $15.00, Expiration Date: January, 2012*	5,456	1,132,120
MBIA, Inc., Exercise Price: $5.00, Expiration Date: January, 2012*	3,300	234,300
MBIA, Inc., Exercise Price: $4.00, Expiration Date: January, 2012*	2,700	124,200
Standard and Poor’s 500 Index, Exercise Price: $1,150.00, Expiration Date: November, 2011*	5,725	42,136,000
The Goodyear Tire & Rubber Company, Exercise Price: $10.00, Expiration Date: January, 2012*	18,286	2,468,610

Total PURCHASED PUT OPTIONS (Cost $35,725,299)		46,816,126

SHORT-TERM INVESTMENTS — 5.93%
UMB Money Market Fiduciary 0.01%	183,524,763	183,524,763

Total SHORT-TERM INVESTMENTS (Cost $183,524,763)		183,524,763

WARRANTS — 0.70%
General Motors Co. - CW 16, Strike Price $10.00, Expiration Date 7/10/16	1,114,135	12,968,531
General Motors Co. - CW 19, Strike Price $18.33, Expiration Date 7/10/19	1,114,135	8,835,091

Total WARRANTS (Cost $49,797,274)		21,803,622

TOTAL INVESTMENTS (Cost $3,497,516,140)	105.22%	3,257,504,465
Liabilities less Other Assets	(5.22)%	(161,573,912)

Net Assets	100.00%	$3,095,930,553

Driehaus Active Income Fund

Schedule of Investments

September 30, 2011 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
SECURITIES SOLD SHORT — (6.29)%
CORPORATE BONDS — (0.29)%
Chemicals — (0.06)%
Huntsman International LLC 8.63%, 3/15/21	$(2,000,000)	$(1,935,000)
Food — (0.23)%
BI-LO LLC / BI-LO Finance Corp. 9.25%, 2/15/19[1]	(7,400,000)	(7,252,000)

Total CORPORATE BONDS (Proceeds $9,498,788)		(9,187,000)

CONVERTIBLE CORPORATE BONDS — (1.24)%
Software — (1.24)%
Microsoft Corp. 0.00%, 6/15/13[1]	(37,500,000)	(38,296,875)

Total CONVERTIBLE CORPORATE BONDS (Proceeds $38,356,857)		(38,296,875)

COMMON STOCK — (4.29)%
Airlines — (0.04)%
United Continental Holdings, Inc.*	(70,875)	(1,373,558)
Auto Manufacturers — (1.18)%
Ford Motor Co.*	(3,788,112)	(36,631,043)
Banks — (0.10)%
Bank of America Corp.	(481,650)	(2,947,698)
Computers — (0.45)%
SanDisk Corp.*	(341,902)	(13,795,746)
Electrical Components & Equipment — 0.00%
SunPower Corp. - Cl. A*	(13,869)	(112,200)
Internet — (0.08)%
WebMD Health Corp.*	(80,970)	(2,441,246)
Lodging — (0.24)%
Gaylord Entertainment Co.*	(381,871)	(7,385,385)
Miscellaneous Manufacturing — (0.05)%
Eastman Kodak Co.*	(1,998,103)	(1,558,720)
Real Estate Investment Trusts — (0.46)%
Boston Properties, Inc.	(39,443)	(3,514,371)
Host Hotels & Resorts, Inc.	(975,049)	(10,667,036)

		(14,181,407)

Semiconductors — (0.20)%
ON Semiconductor Corp.*	(859,836)	(6,165,024)
Software — (0.34)%
Electronic Arts, Inc.*	(521,300)	(10,660,585)
Telecommunications — (1.15)%
Ixia*	(100,759)	(772,821)

Driehaus Active Income Fund

Schedule of Investments

September 30, 2011 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Virgin Media, Inc.	(1,425,471)	$(34,710,219)

		(35,483,040)

Total COMMON STOCK (Proceeds $163,964,180)		(132,735,652)

WRITTEN PUT OPTIONS — (0.47)%
Standard and Poor’s 500 Index, Exercise Price: $1,000.00, Expiration Date: November, 2011*	(5,725)	(14,598,750)

Total WRITTEN PUT OPTIONS (Proceeds $10,992,000)		(14,598,750)

Total INVESTMENT SECURITIES SOLD SHORT (Proceeds $222,811,825)	(6.29)%	$(194,818,277)

*	Non-income producing security.
[1]	144A restricted security.
[2]	Variable rate security.
[3]	Foreign security denominated in U.S. dollars and traded on a U.S. exchange.
[4]

Security valued at fair value as determined in good faith by Driehaus Capital Management LLC, investment adviser to the Fund, in accordance with procedures established by, and under the general supervision of, the Fund’s Board of Trustees.

[5]	Security is in default.

Percentages are stated as a percent of net assets.

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Active Income Fund

Schedule of Investments

September 30, 2011 (unaudited)

SWAP CONTRACTS

Credit Default Swaps

Counterparty	Reference Instrument	Notional AmountB	Pay/ReceiveA Fixed Rate	Fixed Rate	Expiration Date	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)	Credit Event	RatingC
Goldman Sachs	Alcatel-Lucent USA, Inc. 6.50%, 1/15/28	$15,000,000	Pay	5.00%	9/20/2012	$(480,584)	$350,381	Bankruptcy/FTP	B
Goldman Sachs	Alcatel-Lucent USA, Inc. 6.50%, 1/15/28	5,000,000	Pay	5.00	12/20/2012	(278,812)	235,515	Bankruptcy/FTP	B
Morgan Stanley	American Express Co.D 5.50%, 9/12/16	15,000,000	Pay	1.00	12/20/2016	198,029	(19,088)	Bankruptcy/FTP	BBB+
Goldman Sachs	Boston Properties L.P. 6.25%, 1/15/13	11,000,000	Pay	1.00	9/20/2014	848,323	(584,513)	Bankruptcy/FTP	A-
Goldman Sachs	Brunswick Corp. 7.13%, 8/1/27	10,000,000	Pay	5.00	12/20/2014	40,542	(477,020)	Bankruptcy/FTP	B
Goldman Sachs	Brunswick Corp. 7.13%, 8/1/27	10,000,000	Pay	5.00	12/20/2014	(143,212)	(293,265)	Restructuring/ Bankruptcy/FTP	B
Goldman Sachs	Centex Corp. 5.25%, 6/15/15	5,000,000	Pay	4.21	3/20/2013	—	(131,745)	Bankruptcy/FTP	BB-
Goldman Sachs	Continental Airlines, Inc. 5.00%, 6/15/23	1,000,000	Receive	5.00	6/20/2013	(400,000)	355,656	Bankruptcy/FTP	B
Goldman Sachs	Continental Airlines, Inc. 5.00%, 6/15/23	500,000	Receive	4.93	6/20/2012	—	(7,408)	Bankruptcy/FTP	B
Goldman Sachs	Continental Airlines, Inc. 5.00%, 6/15/23	1,000,000	Receive	5.00	6/20/2013	(290,000)	245,656	Bankruptcy/FTP	B
Goldman Sachs	CVS Caremark Corp. 4.88%, 9/15/14	10,000,000	Pay	1.00	9/20/2014	(286,840)	129,173	Bankruptcy/FTP	BBB+
Goldman Sachs	Dow Jones CDX NA High Yield Series II Index	7,830,000	Pay	5.00	12/20/2013	2,158,144	(2,064,900)	Bankruptcy/FTP	CCC
Goldman Sachs	Dow Jones CDX NA Investment Grade Series 8 Index	2,420,000	Receive	0.35	6/20/2012	(34,974)	20,305	Bankruptcy/FTP	BBB
Goldman Sachs	Eastman Kodak Co. 7.25%, 11/15/13	19,000,000	Pay	5.00	9/20/2014	4,030,000	7,756,879	Bankruptcy/FTP	CC
Goldman Sachs	Eastman Kodak Co. 7.25%, 11/15/13	14,000,000	Receive	5.00	9/20/2016	(4,200,000)	(4,981,987)	Bankruptcy/FTP	CC
Goldman Sachs	Enbridge Energy, L.P. 4.75%, 6/1/13	10,000,000	Pay	1.00	6/20/2015	56,732	140,280	Bankruptcy/FTP	BBB
Goldman Sachs	First Data Corp. 9.88%, 9/24/15	5,000,000	Pay	5.00	6/20/2016	350,000	1,081,982	Bankruptcy/FTP	B-
Goldman Sachs	H.J. Heinz Co. 6.38%, 7/15/28	10,000,000	Pay	1.00	9/20/2014	(320,193)	120,452	Bankruptcy/FTP	BBB+
Goldman Sachs	Huntsman Corp. 11.50%, 7/15/12	5,000,000	Pay	5.00	12/20/2016	124,119	152,212	Bankruptcy/FTP	B+
Goldman Sachs	iStar financial, Inc. 6.00%, 12/15/10	4,000,000	Pay	5.50	3/20/2013	—	420,088	Bankruptcy/FTP	B+

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Active Income Fund

Schedule of Investments

September 30, 2011 (unaudited)

Credit Default Swaps (continued)

Counterparty	Reference Instrument	Notional AmountB	Pay/ReceiveA Fixed Rate	Fixed Rate	Expiration Date	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)	Credit Event	RatingC
Goldman Sachs	iStar Financial, Inc. 6.00%, 12/15/10	$4,000,000	Pay	5.05%	6/20/2013	$—	$466,856	Bankruptcy/FTP	B+
Goldman Sachs	iStar Financial, Inc. 5.95%, 10/15/13	5,000,000	Pay	5.00	6/20/2013	700,000	(113,124)	Bankruptcy/FTP	B+
Goldman Sachs	iStar Financial, Inc. 5.95%, 10/15/13	5,000,000	Pay	5.00	6/20/2013	725,000	(138,124)	Restructuring/ Bankruptcy/FTP	B+
Goldman Sachs	Limited Brands, Inc. 6.13%, 12/1/12	4,150,000	Pay	3.38	6/20/2013	—	(167,018)	Restructuring/ Bankruptcy/FTP	BB+
Goldman Sachs	Limited Brands, Inc. 6.13%, 12/1/12	4,700,000	Pay	2.55	6/20/2013	—	(121,548)	Restructuring/ Bankruptcy/FTP	BB+
Goldman Sachs	Limited Brands, Inc. 6.90%, 7/15/17	15,000,000	Pay	1.00	12/20/2015	679,159	(5,024)	Restructuring/ Bankruptcy/FTP	BB+
Goldman Sachs	Liz Claiborne, Inc. 5.00%, 7/8/13	15,000,000	Pay	5.00	9/20/2014	1,875,000	(620,038)	Restructuring/ Bankruptcy/FTP	CCC
Goldman Sachs	Liz Claiborne, Inc. 5.00%, 7/8/13	15,000,000	Pay	5.00	12/20/2014	1,087,500	262,209	Restructuring/ Bankruptcy/FTP	CCC
Goldman Sachs	Masco Corp. 6.13%, 10/3/16	15,000,000	Pay	1.00	12/20/2015	1,047,333	787,938	Bankruptcy/FTP	BBB
Morgan Stanley	Masco Corp. 6.13%, 10/03/16	4,500,000	Pay	1.00	3/20/2016	273,169	331,340	Bankruptcy/FTP	BBB
Goldman Sachs	Newell Rubbermaid, Inc. 5.50%, 4/15/13	30,000,000	Pay	1.00	6/20/2014	620,488	(579,114)	Bankruptcy/FTP	BBB-
Merrill Lynch	Pitney Bowes, Inc. 4.63%, 10/01/12	25,000,000	Pay	1.00	3/20/2016	562,996	897,794	Bankruptcy/FTP	BBB+
Goldman Sachs	Pitney Bowes, Inc. 6.25%, 3/15/19	5,000,000	Pay	1.00	9/20/2016	164,656	202,175	Bankruptcy/FTP	BBB+
Goldman Sachs	RadioShack Corp. 7.38%, 5/15/11	9,000,000	Pay	2.27	9/20/2013	—	49,004	Bankruptcy/FTP	BB
Goldman Sachs	Realogy Corp. 10.50%, 4/15/14	5,000,000	Pay	5.00	3/20/2016	475,000	1,478,525	Bankruptcy/FTP	CC
Morgan Stanley	Sprint Nextel Corp. 6.00%, 12/1/16	5,000,000	Pay	5.00	12/20/2015	(276,094)	546,425	Restructuring/ Bankruptcy/FTP	BB-
Morgan Stanley	Sprint Nextel Corp. 6.00%, 12/1/16	10,000,000	Pay	5.00	3/20/2016	(694,225)	1,335,753	Bankruptcy/FTP	BB-
Morgan Stanley	Sprint Nextel Corp. 6.00%, 12/1/16	13,000,000	Pay	5.00	6/20/2016	(1,097,608)	2,032,526	Bankruptcy/FTP	BB-
Goldman Sachs	Standard Pacific Corp. 7.00%, 8/15/15	4,000,000	Receive	6.70	9/20/2013	—	(64,645)	Bankruptcy/FTP	B
Goldman Sachs	The Chubb Corp. 6.60%, 8/15/18	10,000,000	Pay	1.00	12/20/2014	(242,813)	126,691	Bankruptcy/FTP	A+

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Active Income Fund

Schedule of Investments

September 30, 2011 (unaudited)

Credit Default Swaps (continued)

Counterparty	Reference Instrument	Notional AmountB	Pay/ReceiveA Fixed Rate	Fixed Rate	Expiration Date	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)	Credit Event	Rating[c]
Goldman Sachs	The Chubb Corp. 6.60%, 8/15/18	$10,000,000	Pay	1.00%	3/20/2015	$(257,326)	$148,669	Bankruptcy/FTP	A+
Goldman Sachs	TRW Automotive, Inc. 7.25%, 3/15/17	5,000,000	Pay	5.00	3/20/2015	92,579	(376,895)	Bankruptcy/FTP	BB+
Goldman Sachs	TRW Automotive, Inc. 7.25%, 3/15/17	3,000,000	Pay	5.00	6/20/2015	(133,100)	(29,906)	Bankruptcy/FTP	BB+
Goldman Sachs	Tyson Foods, Inc. 6.85%, 4/1/16	6,000,000	Pay	3.05	9/20/2013	—	(269,525)	Bankruptcy/FTP	BBB-
Goldman Sachs	Vornado Realty L.P. 4.75%, 12/1/10	5,500,000	Pay	1.50	6/20/2013	—	(26,718)	Restructuring/ Bankruptcy/FTP	BBB
Total Credit Default Swaps						6,972,988	8,602,879

Total Swaps Contracts						$6,972,988	$8,602,879

A

If the Fund is paying a fixed rate, the counterparty acts as guarantor of the variable instrument and thus the Fund is a buyer of protection. If the Fund is receiving a fixed rate, the Fund acts as guarantor of the variable instrument and thus is a seller of protection.

B	For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse has been entered into in association with the contracts.
C	Based on Standard & Poor’s corporation credit rating.
D

Security valued at fair value as determined in good faith by Driehaus Capital Management LLC, investment advisor to the Fund, in accordance with procedures established by, and under the general supervision of, the Fund’s Board of Trustees.

FTP=Failure to Pay

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Active Income Fund

Schedule of Investments

September 30, 2011 (unaudited)

FUTURES CONTRACTS

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Unrealized Appreciation/ (Depreciation)
U.S. 5 Year Treasury Note	(2,044)	December 2011	$423,990
U.S. 10 Year Treasury Note	(3,485)	December 2011	1,770,050
U.S. 30 Year Treasury Note	(245)	December 2011	(307,026)

Total Futures Contracts			$1,887,014

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Select Credit Fund

Schedule of Investments

September 30, 2011 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
BANK LOANS — 8.92%
Advertising — 0.29%
Advantage Sales & Marketing LLC 9.25%, 5/29/18[2]	$500,000	$478,750
Internet — 2.21%
Mood Media Corp. (Canada) 11.00%, 9/24/18[2,3]	4,000,000	3,673,320
Media — 1.42%
Cumulus Media, Inc. 8.25%, 1/14/19[2]	2,500,000	2,356,250
Oil & Gas — 2.40%
Buffalo Gulf Coast Terminals 0.00%, 9/2/17[2]	4,000,000	4,000,000
Retail — 1.72%
Targus Group International 11.00%, 5/12/16	2,992,500	2,867,803
Telecommunications — 0.88%
Arinc, Inc. 6.25%, 10/26/15[2]	1,500,000	1,470,000

Total BANK LOANS (Cost $15,262,026)		14,846,123

CORPORATE BONDS — 44.15%
Agriculture — 2.03%
American Rock Salt Co. LLC/American Rock Capital Corp. 8.25%, 5/1/18[1]	3,830,000	3,370,400
Banks — 2.00%
ABN Amro North American Holding Preferred Capital Repackage Trust I 6.52%, 12/29/49[1,2]	4,500,000	3,330,000
Chemicals — 1.23%
Momentive Performance Materials, Inc. 12.50%, 6/15/14	2,000,000	2,040,000
Commercial Services — 4.40%
DynCorp International, Inc. 10.38%, 7/1/17	3,647,000	3,182,008
iPayment Holdings, Inc. 10.25%, 5/15/18[1]	4,500,000	4,140,000

		7,322,008

Electric — 1.09%
Edison Mission Energy 7.00%, 5/15/17	3,050,000	1,814,750
Entertainment — 5.28%
Midwest Gaming Borrower LLC / Midwest Finance Corp. 11.63%, 4/15/16[1]	5,000,000	5,150,000
Production Resource Group, Inc. 8.88%, 5/1/19[1]	2,000,000	1,805,000

Driehaus Select Credit Fund

Schedule of Investments

September 30, 2011 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
WM Finance Corp. 11.50%, 10/1/18[1]	$2,000,000	$1,840,000

		8,795,000

Food — 1.52%
Dean Foods Co. 9.75%, 12/15/18	2,500,000	2,531,250
Healthcare - Services — 3.93%
Aurora Diagnostics Holdings / Aurora Diagnostics Financing, Inc. 10.75%, 1/15/18[1]	500,000	485,000
Kindred Escrow Corp. 8.25%, 6/1/19[1]	4,955,000	3,784,381
National Mentor, Inc. 12.50%, 2/15/18[1]	2,500,000	2,275,000

		6,544,381

Household Products/Wares — 1.40%
Armored Autogroup, Inc. 9.25%, 11/1/18[1]	2,900,000	2,327,250
Insurance — 0.61%
MBIA Insurance Corp. 14.00%, 1/15/33[1,2]	2,250,000	1,012,500
Iron/Steel — 2.69%
Edgen Murray Corp. 12.25%, 1/15/15	4,973,000	4,481,916
Oil & Gas — 5.38%
Bill Barrett Corp. 7.63%, 10/1/19	3,000,000	2,947,500
Newfield Exploration Co. 5.75%, 1/30/22	1,000,000	988,750
United Refining Co. 10.50%, 2/28/18	3,500,000	3,290,000
Venoco, Inc. 8.88%, 2/15/19	2,000,000	1,720,000

		8,946,250

Pharmaceuticals — 2.38%
ConvaTec Healthcare E S.A. (Luxembourg) 10.50%, 12/15/18[1,3]	4,509,000	3,967,920
Retail — 6.10%
Michaels Stores, Inc. 11.38%, 11/1/16	3,000,000	3,037,500
Rite Aid Corp. 6.88%, 8/15/13	5,500,000	5,211,250
Rite Aid Corp. 7.50%, 3/1/17	2,000,000	1,910,000

		10,158,750

Driehaus Select Credit Fund

Schedule of Investments

September 30, 2011 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Software — 1.76%
First Data Corp. 11.25%, 3/31/16	$4,335,000	$2,926,125
Telecommunications — 2.35%
Clearwire Communications LLC/Clearwire Finance, Inc. 12.00%, 12/1/17[1]	6,500,000	3,916,250

Total CORPORATE BONDS (Cost $82,527,398)		73,484,750

CONVERTIBLE CORPORATE BONDS — 4.01%
Electrical Components & Equipment — 1.09%
SunPower Corp. 4.50%, 3/15/15	500,000	423,125
Suntech Power Holdings Co., Ltd. (China) 3.00%, 3/15/13[3]	3,500,000	1,382,500

		1,805,625

Pharmaceuticals — 0.46%
MannKind Corp. 3.75%, 12/15/13	1,355,000	768,962
Retail — 1.67%
Regis Corp. 5.00%, 7/15/14	2,400,000	2,787,000
Telecommunications — 0.79%
Ixia 3.00%, 12/15/15[1]	1,500,000	1,316,250

Total CONVERTIBLE CORPORATE BONDS (Cost $9,295,388)		6,677,837

COMMON STOCK — 1.62%
Auto Manufacturers — 0.11%
General Motors Co.*	9,357	188,824
Beverages — 0.45%
Molson Coors Brewing Co., - B	18,700	740,707
Investment Management Companies — 0.50%
Ares Capital Corp.	60,620	834,737
Real Estate Investment Trusts — 0.56%
Annaly Capital Management, Inc.	55,490	922,799

Total COMMON STOCK (Cost $3,200,531)		2,687,067

CONVERTIBLE PREFERRED STOCK — 7.30%
Auto Manufacturers — 1.28%
General Motors Co. 4.75%, 12/1/13	60,000	2,104,800
General Motors Corp. Senior Convertible Preferred Escrow - C 7.25%, 4/15/41[4]	94,958	18,042

		2,122,842

Driehaus Select Credit Fund

Schedule of Investments

September 30, 2011 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Banks — 2.79%
Wells Fargo & Co. 7.50%, 12/31/49	4,500	$4,648,770
Oil & Gas — 0.26%
ATP Oil & Gas Corp. 8.00%, 12/31/49[1]	7,190	425,109
Telecommunications — 2.97%
Lucent Technologies Capital Trust I 7.75%, 3/15/17	6,000	4,950,000

Total CONVERTIBLE PREFERRED STOCK (Cost $13,700,953)		12,146,721

PREFERRED STOCK — 1.31%
Lodging — 1.31%
Las Vegas Sands Corp. 10.00%, 11/15/11	19,500	2,181,562

Total PREFERRED STOCKS (Cost $2,181,500)		2,181,562

PURCHASED PUT OPTIONS — 1.06%
Annaly Capital Management, Inc., Exercise Price: $17.50, Expiration Date: January, 2012*	469	82,544
Ares Capital Corp., Exercise Price: $15.00, Expiration Date: January, 2012*	606	125,745
MBIA, Inc., Exercise Price: $5.00, Expiration Date: January, 2012*	1,100	78,100
Standard and Poor’s 500 Index, Exercise Price: $1,150.00, Expiration Date: November, 2011*	200	1,472,000

Total PURCHASED PUT OPTIONS (Cost $1,193,505)		1,758,389

SHORT-TERM INVESTMENTS — 33.74%
UMB Money Market Fiduciary 0.01%	56,157,664	56,157,664

Total SHORT-TERM INVESTMENTS (Cost $56,157,664)		56,157,664

WARRANTS — 0.10%
General Motors Co. - CW 16, Strike Price $10.00, Expiration Date 07/10/16	8,507	99,021
General Motors Co. - CW 19, Strike Price $18.33, Expiration Date 07/10/19	8,507	67,461

Total WARRANTS (Cost $398,024)		166,482

Driehaus Select Credit Fund

Schedule of Investments

September 30, 2011 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
TOTAL INVESTMENTS (Cost $183,916,989)	102.21%	$170,106,595
Liabilities less Other Assets	(2.21)%	(3,673,762)

Net Assets	100.00%	$166,432,833

Driehaus Select Credit Fund

Schedule of Investments

September 30, 2011 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
SECURITIES SOLD SHORT — (8.34)%
CORPORATE BONDS — (5.08)%
Food — (0.94)%
BI-LO LLC / BI-LO Finance Corp. 9.25%, 2/15/19[1]	$(1,600,000)	$(1,568,000)
Oil & Gas — (3.13)%
Newfield Exploration Co. 6.88%, 2/1/20	(5,000,000)	(5,200,000)
Real Estate Management — (1.01)%
Realogy Corp. 11.50%, 4/15/17	(2,500,000)	(1,687,500)

Total CORPORATE BONDS (Proceeds $9,534,541)		(8,455,500)

CONVERTIBLE CORPORATE BOND — (1.59)%
Beverages — (1.59)%
Molson Coors Brewing Co. 2.50%, 7/30/13	(2,500,000)	(2,653,125)

Total CONVERTIBLE CORPORATE BOND (Proceeds $2,738,840)		(2,653,125)

COMMON STOCK — (1.35)%
Banks — (0.09)%
Bank of America Corp.	(25,350)	(155,142)
Oil & Gas — (0.11)%
ATP Oil & Gas Corp.*	(24,200)	(186,582)
Retail — (0.92)%
Regis Corp.	(108,242)	(1,525,130)
Telecommunications — (0.23)%
Ixia*	(50,369)	(386,330)

Total COMMON STOCK (Proceeds $3,339,266)		(2,253,184)

WRITTEN CALL OPTION — (0.01)%
Clearwire Corp. - A, Exercise Price: $7.50, Expiration Date: January, 2013*	(425)	(14,875)

Total WRITTEN CALL OPTION (Proceeds $30,580)		(14,875)

WRITTEN PUT OPTION — (0.31)%
Standard and Poor’s 500 Index, Exercise Price: $1,000.00 Expiration Date: November, 2011*	(200)	(510,000)

Total WRITTEN PUT OPTION (Proceeds $299,400)		(510,000)

TOTAL INVESTMENT SECURITIES SOLD SHORT (Proceeds $15,942,627)	(8.34)%	$(13,886,684)

Driehaus Select Credit Fund

Schedule of Investments

September 30, 2011 (unaudited)

*	Non-income producing security.
[1]	144A restricted security.
[2]	Variable rate security.
[3]	Foreign security denominated in U.S. dollars and traded on a U.S. exchange.
[4]

Security valued at fair value as determined in good faith by Driehaus Capital Management LLC, investment adviser to the Fund, in accordance with procedures established by, and under the general supervision of, the Fund’s Board of Trustees.

Percentages are stated as a percent of net assets.

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Select Credit Fund

Schedule of Investments

September 30, 2011 (unaudited)

SWAP CONTRACTS

Credit Default Swaps

Counterparty	Reference Instrument	Notional Amount(B)	Pay/Receive(A) Fixed Rate	Fixed Rate	Expiration Date	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)	Credit Event	Rating(C)

Goldman Sachs	Eastman Kodak Co. 7.25%, 11/15/13	$3,000,000	Pay	5.00%	6/20/2014	$420,000	$1,414,439	Bankruptcy/FTP	CC
Goldman Sachs	Eastman Kodak Co. 7.25%, 11/15/13	1,000,000	Pay	5.00	9/20/2014	257,500	362,862	Bankruptcy/FTP	CC
Goldman Sachs	Eastman Kodak Co. 7.25%, 11/15/13	1,000,000	Receive	5.00	9/20/2016	(350,000)	(305,856)	Bankruptcy/FTP	CC
Goldman Sachs	Eastman Kodak Co. 7.25%, 11/15/13	3,000,000	Receive	5.00	6/20/2016	(660,000)	(1,294,364)	Bankruptcy/FTP	CC
Goldman Sachs	Masco Corp. 6.13%, 10/3/16	500,000	Pay	1.00	12/20/2015	39,569	21,607	Bankruptcy/FTP	BBB-
Merrill Lynch	Masco Corp. 6.13%, 10/03/16	500,000	Pay	1.00	3/20/2016	30,352	36,816	Bankruptcy/FTP	BBB-
Merrill Lynch	Masco Corp. 6.13%, 10/03/16	1,000,000	Pay	1.00	3/20/2016	66,735	79,246	Bankruptcy/FTP	BBB-

Total Credit Default Swaps						(195,844)	314,750

Total Swaps Contracts						$(195,844)	$314,750

(A)

If the Fund is paying a fixed rate, the counterparty acts as guarantor of the variable instrument and thus the Fund is a buyer of protection. If the Fund is receiving a fixed rate, the Fund acts as guarantor of the variable instrument and thus is a seller of protection.

(B)	For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse has been entered into in association with the contracts.
(C)	Based on Standard & Poor’s corporation credit rating.

FTP=Failure to Pay

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Select Credit Fund

Schedule of Investments

September 30, 2011 (unaudited)

FUTURES CONTRACTS

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Unrealized Appreciation/ (Depreciation)
U.S. 5 Year Treasury Note	(64)	December 2011	$1,193
U.S. 10 Year Treasury Note	(34)	December 2011	17,317
U.S. 30 Year Treasury Note	(1)	December 2011	(1,253)

Total Futures Contracts			$17,257

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Mutual Funds

Notes to Schedules of Investments (unaudited)

September 30, 2011

A.	ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Organization

The Driehaus Mutual Funds (the “Trust”) is an open-end registered management investment company, organized as a Delaware statutory trust, with nine separate series currently in operation. The Trust was organized under an Agreement and Declaration of Trust dated May 31, 1996, as subsequently amended, and may issue an unlimited number of full and fractional units of beneficial interest (shares) without par value. The Driehaus Active Income Fund (the “Active Income Fund”) commenced operations on June 1, 2009 following the receipt of the assets and liabilities of the Lotsoff Capital Management Active Income Fund (the “Acquired Fund”) pursuant to a plan of reorganization approved by the shareholders of the Acquired Fund. The reorganization was accomplished by a tax-free exchange of Acquired Fund shares for an equal number of shares of the Active Income Fund as of June 1, 2009. The Active Income Fund seeks to provide current income and capital appreciation. The Driehaus Select Credit Fund (the “Select Credit Fund” and, together with the Active Income Fund, the “Funds”) commenced operations on September 30, 2010. The Select Credit Fund seeks to provide positive returns under a variety of market conditions.

Significant Accounting Policies

The presentation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses. Actual results may differ from those estimates.

Securities Valuation

Investments in securities traded on a national securities exchange are valued at the last reported sales price on the day of valuation and are generally classified as Level 1. Securities traded on the Nasdaq markets are valued at the Nasdaq Official Closing Price (“NOCP”) and are generally classified as Level 1. Exchange-traded securities for which no sale was reported and Nasdaq-traded securities for which there is no NOCP are valued at the mean of the closing bid and ask prices from the exchange the security is primarily traded on and are generally classified as Level 1. Long-term fixed income securities are valued at the representative quoted bid when held long or the representative quoted ask price if sold short or, if such prices are not available, at prices for securities of comparable maturity, quality and type or as determined by an independent pricing service and are generally classified as Level 2. Short-term investments with remaining maturities of 60 days or less are stated at amortized cost, which approximates fair value. If amortized cost does not approximate fair value, short-term securities are reported at fair value. These securities are generally classified as Level 2. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees and are generally classified as Level 2.

Each Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices for active markets for identical securities

•	Level 2 — significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Driehaus Mutual Funds

Notes to Schedules of Investments (unaudited) — (Continued)

September 30, 2011

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the nine months ended September 30, 2011, there were no significant transfers between levels for the Active Income Fund or Select Credit Fund. The following is a summary of the inputs used to value the Active Income Fund’s investments as of September 30, 2011:

Assets	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$198,875,220	$—	$198,875,220
Bank Loans	—	192,064,553	—	192,064,553
Common Stocks
Airlines	2,289,243	—	—	2,289,243
Auto Manufacturers	27,657,437	—	—	27,657,437
Auto Parts & Equipment	39,531,092	—	—	39,531,092
Investment Management Companies	7,512,637	—	—	7,512,637
Real Estate Investment Trusts	8,175,640	—	—	8,175,640
Software	6,985,055	—	—	6,985,055
Convertible Corporate Bonds	—	359,124,155	—	359,124,155
Convertible Preferred Stocks
Auto Manufacturers	—	2,330,474	—	2,330,474
Banks	72,745,077	—	—	72,745,077
Oil & Gas	1,070,820	—	—	1,070,820
Telecommunications	77,271,150	—	—	77,271,150
Corporate Bonds	—	1,529,994,251	—	1,529,994,251
Demand Deposit	183,524,763	—	—	183,524,763
Preferred Stocks
Banks	9,920,000	—	—	9,920,000
Food	—	30,619,687	—	30,619,687
Lodging	—	50,310,635	—	50,310,635
Office/Business Equipment	—	56,160,794	—	56,160,794
Telecommunications	—	31,541,128	—	31,541,128
Purchased Put Options	46,816,126	—	—	46,816,126
U.S. Government And Agency Securities	—	301,180,906	—	301,180,906
Warrants	21,803,622	—	—	21,803,622

Total	$505,302,662	$2,752,201,803	$—	$3,257,504,465

Driehaus Mutual Funds

Notes to Schedules of Investments (unaudited) — (Continued)

September 30, 2011

Liabilities	Level 1	Level 2	Level 3	Total
Convertible Corporate Bonds	$—	$(38,296,875)	$—	$(38,296,875)
Corporate Bonds	—	(9,187,000)	—	(9,187,000)
Common Stocks
Airlines	(1,373,558)	—	—	(1,373,558)
Auto Manufacturers	(36,631,043)	—	—	(36,631,043)
Banks	(2,947,698)	—	—	(2,947,698)
Computers	(13,795,746)	—	—	(13,795,746)
Electrical Components & Equipment	(112,200)	—	—	(112,200)
Internet	(2,441,246)	—	—	(2,441,246)
Lodging	(7,385,385)	—	—	(7,385,385)
Miscellaneous Manufacturing	(1,558,720)	—	—	(1,558,720)
Real Estate Investment Trusts	(14,181,407)	—	—	(14,181,407)
Semiconductors	(6,165,024)	—	—	(6,165,024)
Software	(10,660,585)	—	—	(10,660,585)
Telecommunications	(35,483,040)	—	—	(35,483,040)
Written Put Options	(14,598,750)	—	—	(14,598,750)

Total	$(147,334,402)	$(47,483,875)	$—	$(194,818,277)

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Credit Default Swaps	$—	$15,575,867	$—	$15,575,867
Futures Contracts	1,887,014	—	—	1,887,014

Total Other Financial Instruments	$1,887,014	$15,575,867	$—	$17,462,881

*	Other financial instruments are swap contracts and futures contracts which are detailed in the Schedule of Investments.

Driehaus Mutual Funds

Notes to Schedules of Investments (unaudited) — (Continued)

September 30, 2011

The following is a summary of the inputs used to value the Select Credits Fund’s investments as of September 30, 2011:

Assets	Level 1	Level 2	Level 3	Total
Bank Loans	$—	$14,846,123	$—	$14,846,123
Common Stocks
Auto Manufacturers	188,824	—	—	188,824
Beverages	740,707	—	—	740,707
Investment Management Companies	834,737	—	—	834,737
Real Estate Investment Trusts	922,799	—	—	922,799
Convertible Corporate Bonds	—	6,677,837	—	6,677,837
Convertible Preferred Stocks
Auto Manufacturers	2,104,800	18,042	—	2,122,842
Banks	4,648,770	—	—	4,648,770
Oil & Gas	—	425,109	—	425,109
Telecommunications	4,950,000	—	—	4,950,000
Corporate Bonds	—	73,484,750	—	73,484,750
Demand Deposit	56,157,664	—	—	56,157,664
Preferred Stocks
Lodging	—	2,181,562	—	2,181,562
Purchased Put Options	1,758,389	—	—	1,758,389
Warrants	166,482	—	—	166,482

Total	$72,473,172	$97,633,423	$—	$170,106,595

Liabilities	Level 1	Level 2	Level 3	Total
Convertible Corporate Bonds	$—	$(2,653,125)	$—	$(2,653,125)
Corporate Bonds	—	(8,455,500)	—	(8,455,500)
Common Stocks
Banks	(155,142)	—	—	(155,142)
Oil & Gas	(186,582)	—	—	(186,582)
Retail	(1,525,130)	—	—	(1,525,130)
Telecommunications	(386,330)	—	—	(386,330)
Written Call Option	(14,875)	—	—	(14,875)
Written Put Options	(510,000)	—	—	(510,000)

Total	$(2,778,059)	$(11,108,625)	$—	$(13,886,684)

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Credit Default Swaps	$—	$118,906	$—	$118,906
Futures Contracts	17,257	—	—	17,257

Total Other Financial Instruments	$17,257	$118,906	$—	$136,163

*	Other financial instruments are swap contracts and futures contracts which are detailed in the Schedule of Investments.

Driehaus Mutual Funds

Notes to Schedules of Investments (unaudited) — (Continued)

September 30, 2011

Investments in Derivatives

Swap Contracts

The Funds are subject to credit risk and interest rate risk exposure in the normal course of pursuing their investment objectives. The Funds may engage in various swap transactions, including forward rate agreements and interest rate, currency, index and total return swaps, primarily to manage duration and yield curve risk, or as alternatives to direct investments. In addition to the swap contracts described above, the Funds may also engage in credit default swaps which involve the exchange of a periodic premium for protection against a defined credit event (such as payment default, refinancing or bankruptcy).

Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Funds may elect to pay a fixed rate and receive a floating rate or receive a floating rate and pay a fixed rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is accrued daily as interest income/expense. Interest rate swaps are marked-to-market daily using fair value estimates provided by an independent pricing service. Changes in value, including accrued interest, are recorded as unrealized appreciation/(depreciation). Unrealized gains are reported as an asset and unrealized losses are reported as a liability. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized gains or losses. Gains or losses are realized upon termination of the contracts. The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability.

Under the terms of a credit default swap contract, one party acts as a guarantor receiving a periodic payment that is a fixed percentage applied to a notional amount. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the contract. The Funds may enter into credit default swaps in which the Funds act as guarantor, and may enter into credit default swaps in which the counterparty acts as guarantor. Premiums paid to or by the Funds are accrued daily and included in realized gain (loss) on swaps. The contracts are marked-to-market daily using fair value estimates provided by an independent pricing service. Changes in value are recorded as unrealized appreciation/(depreciation). Unrealized gains are reported as an asset and unrealized losses are reported as a liability. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps is reported as unrealized gains or losses. Gains or losses are realized upon termination of the contracts. The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability. The notional amount of a swap contract is the reference amount pursuant to which the counterparties make payments. For swaps in which the referenced obligation is an index, in the event of default of any debt security included in the corresponding index, the Funds pay or receive the percentage of the corresponding index that the defaulted security comprises (1) multiplied by the notional value and (2) multiplied by the ratio of one minus the ratio of the market value of the defaulted debt security to its par value.

Risks associated with swap contracts include changes in the returns of underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the contracts. Credit default swaps can involve greater risks than if an investor had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. The Funds disclose swap contracts on a gross basis, with no netting of contracts held with the same counterparty. As of September 30, 2011, the Funds had outstanding swap contracts as listed on the Schedule of Investments.

Futures Contracts

The Funds may enter into futures contracts to produce incremental earnings, hedge existing positions or protect against market changes in the value of equities or interest rates. Upon entering into a futures contract with a broker, the Funds are required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Funds receive from or

Driehaus Mutual Funds

Notes to Schedules of Investments (unaudited) — (Continued)

September 30, 2011

pay to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Funds recognize a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contract against default. As of September 30, 2011, the Funds had outstanding futures contracts as listed on the Schedule of Investments.

Options Contracts

The Funds may use options contracts to hedge downside risk on their fixed income holdings, produce incremental earnings or protect against market changes in the value of equities or interest rates. The Funds may write covered call and put options on futures, swaps, securities or currencies the Funds own or in which they may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Schedule of Investments. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such in the Schedule of Investments. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. The risk exists that a Fund may not be able to enter into a closing transaction because of an illiquid market.

The premium amount and the number of option contracts written by the Active Income Fund during the period ended September 30, 2011, were as follows:

	Number of Contracts	Premium Amount
Options outstanding at December 31, 2010	—	$—
Options written	7,675	13,131,150
Options closed	(1,950)	(2,139,150)
Options expired	—	—

Options outstanding at September 30, 2011	5,725	$10,992,000

The premium amount and the number of option contracts written by the Select Credit Fund during the period ended September 30, 2011, were as follows:

	Number of Contracts	Premium Amount
Options outstanding at December 31, 2010	—	$—
Options written	660	368,375
Options closed	(35)	(38,395)
Options expired	—	—

Options outstanding at September 30, 2011	625	$329,980

Driehaus Mutual Funds

Notes to Schedules of Investments (unaudited) — (Continued)

September 30, 2011

The Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included in its Schedule of Investments as an investment and subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss. When entering into purchased option contracts, a Fund bears the risk of securities prices moving unexpectedly, in which case, a Fund may not achieve the anticipated benefits of the purchased option contracts; however, the risk of loss is limited to the premium paid. As of September 30, 2011, the Funds had outstanding options as listed on the Schedule of Investments.

Other

Pursuant to the terms of certain of the senior unsecured bridge loan agreements, the Funds may have unfunded loan commitments, which are callable on demand. Each Fund has available with the custodian, cash and/or liquid securities having an aggregate value at least equal to the amount of unfunded senior bridge loan commitments. At September 30, 2011, Driehaus Active Income Fund had unfunded senior bridge loan commitments of $0.

With respect to the senior loans held in each Fund’s portfolio, the Funds may: 1) invest in assignments; 2) act as a participant in primary lending syndicates; or 3) invest in participations. If a Fund purchases a participation of a senior loan interest, the Fund would typically enter into a contractual agreement with the lender or other third party selling the participation, rather than directly with the borrower. As such, the Fund not only assumes the credit risk of the borrower, but also that of the selling participant or other persons interpositioned between the Fund and the borrower. At September 30, 2011, there were no such outstanding senior loan participation commitments in the Funds.

B.	FEDERAL INCOME TAXES

At September 30, 2011, on a tax basis, the cost of securities and proceeds from securities sold short and gross unrealized appreciation and (depreciation) on investments and securities sold short for federal income tax purposes, were as follows:

	Active Income Fund	Select Credit Fund
Cost of Investments and Proceeds from Securities Sold Short	$3,529,237,216	$183,943,248

Gross Unrealized Appreciation	$61,360,519	$3,140,961
Gross Unrealized Depreciation	(332,970,822)	(14,926,716)

Net Unrealized Appreciation (Depreciation) on Investments	$(271,610,303)	$(11,785,755)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Driehaus Mutual Funds

By (Signature and Title)*	/s/Robert H. Gordon
Robert H. Gordon, President (principal executive officer)

Date	November 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/Robert H. Gordon
Robert H. Gordon, President (principal executive officer)

Date	November 23, 2011

By (Signature and Title)*	/s/Michelle L. Cahoon
Michelle L. Cahoon, Vice President and Treasurer (principal financial officer)

Date	November 23, 2011

*	Print the name and title of each signing officer under his or her signature.